File No.  33-39564


	SECURITIES AND EXCHANGE COMMISSION

	WASHINGTON, D.C. 20549



	FORM N-1A



	POST-EFFECTIVE AMENDMENT NO.    18

	TO  THE

	REGISTRATION STATEMENT UNDER

	THE SECURITIES ACT OF 1933

	AND

	THE INVESTMENT COMPANY ACT OF 1940


	              SMITH BARNEY WORLD FUNDS, INC.
	(Formerly, Smith Barney Worldwide Funds, Inc.)
(Exact name of Registrant as specified
	 in the Articles of Incorporation)

	388 Greenwich Street, New York, New York 10013
	(Address of principal executive offices)

	           (212) 816-6474
	(Registrant's telephone number)

	Christina T. Sydor
	388 Greenwich Street, New York, New York 10013 (22nd floor) (Name and address of agent for service)



	Rule 24f-2(a)(1) Declaration:
	The common stock of Smith Barney World Funds, Inc. previously registered hereunder as an indefinite number of shares of Common
Stock is classified as Global Government Bond Portfolio Shares, International Equity Portfolio Shares, Pacific Portfolio Shares, European Portfolio Shares, International Balanced Portfolio Shares and the Emerging Markets Portfolio Shares.

	Registrant expects to file its Rule 24f-2 Notice on or about December 30, 1996 for its most recent fiscal year ended October 31, 1996.

	It is proposed that this Post-Effective Amendment will become
effective on    February 28, 1997 pursuant to paragraph (a) of Rule
485.






CROSS REFERENCE SHEET
	(as required by Rule 495(a))
Part A of
Form N-1A		Location in Part A

1.  Cover Page		cover page

2.  Synopsis		"Prospectus Summary"

3.  Condensed Financial Information		"Financial Highlights"

4.  General Description of Registrant		"Additional Information"
                                             cover page
                                       		"Investment Objective
                                          and Management Policies"

5.  Management of the Fund		"Management of the Fund
		"Purchase of Shares"
  		"Prospectus Summary"

6.  Capital Stock and Other Securities		"Additional Information"
                                                   cover page
                                         	"Dividends, Distributions
	    	and Taxes"

7.  Purchase of Securities Being Offered		"Purchase of Shares"
  				"Prospectus Summary"
                                     			"Management of the Fund"

		"Valuation of Shares"
				"Exchange Privilege"

8.  Redemption or Repurchase				"Redemption of Shares"
                                        		"Minimum Account Size"

9.  Pending Legal Proceedings				not applicable




Part B of				Statement of Additional
Form N-1A				Information Caption

10.  Cover Page				cover page

11.  Table of Contents				"Table of Contents"

12.  General Information and History				not applicable

13.  Investment Objectives and Policies			cover page
                                       			"Investment Policies"

			"Investment Restrictions"

14.  Management of the Fund				"Directors and Officers"

15.  Control Persons and Principal
	Holders of Securities				See Prospectus -
"Additional
					Information"

16.  Investment Advisory and Other
       Services				See Prospectus -
"Management
	                                            	of the Fund"
	                                          	"Directors and Officers"
                                              	"Independent Auditors"
	                                            	"Custodian"

17.  Brokerage Allocation and Other
       Practices				See Prospectus -
"Management
                                    			 	of the Fund"
	                                             "Investment Management
	                                        	Agreement and other
Services"

18.  Capital Stock and Other Securities			See Prospectus -
"Additional
	                                      		Information"
                                         		"Voting Rights"

19.  Purchase, Redemption and Pricing
       of Securities Being Offered				See Prospectus -
"Exchange
	                                             Privilege"
                 				See Prospectus -
"Purchase of
                                               	Shares"
	                                        	"Determination of Net
Asset
	                                             Value"
	                                    	 	See Prospectus -
"Valuation                                                 	of Shares"
	                                            	See Prospectus -
"Redemption
	                                           	of Shares"
	                                            "Financial Statements"

20.  Tax Status				See Prospectus -
"Dividends,
                                                Distributions and Taxes"
	                                           	"Additional Tax
Information"

21.  Underwriters				See Prospectus -
"Management
	                                           	of the Fund"
                                          	See Prospectus -
						"Purchase of
			Shares"
                                        		"Investment Management

	Agreement and Other Services"

22.  Calculation of Performance Data				See Prospectus -
"Performance"
                                        		"Performance
Information"

23.  Financial Statements				"Financial Statements"


Part C of
Form N-1A

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Post-Effective Amendment to the Registration Statement.




PROSPECTUS


SMITH BARNEY
                                                               WORLD
FUNDS, INC.


Global

Government

Bond

Portfolio

                                                               February
28, 1997

                                                   Prospectus begins on
page one

[Logo]Smith Barney Mutual Funds
      Investing for your future.
      Every day

Smith Barney World Funds, Inc. --
Global Government Bond Portfolio

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--------
Prospectus                                                     February
28, 1997
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--------

     388 Greenwich Street
     New York, New York 10013
     (212) 723-9218

   The Global Government Bond Portfolio (the "Portfolio") is one of the investment portfolios that currently comprise Smith Barney World Funds, Inc.
(the "Fund"). The Portfolio seeks as high a level of current income and capital appreciation as is consistent with its policy of investing principally in high quality bonds of the United States and foreign governments.

   This Prospectus sets forth concisely certain information about the Fund and the Portfolio, including sales charges, distribution and service fees and expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference.


   Additional information about the Portfolio is contained in a Statement of
Additional Information dated February 28, 1997, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above or by contacting a Smith Barney Financial Consultant. The Statement of Additional
Information has been filed with the Securities and Exchange Commission
(the
"SEC") and is incorporated by reference into this Prospectus in its entirety.



SMITH BARNEY INC.
Distributor

SMITH BARNEY MUTUAL FUNDS MANAGEMENT INC.
Investment Manager




THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON
THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
CONTRARY IS A
CRIMINAL OFFENSE.

Smith Barney World Funds, Inc. --
Global Government Bond Portfolio

------------------------------------------------------------------------
--------
Table of Contents
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Prospectus Summary
3
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--------
Financial Highlights
10
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--------
Investment Objective and Management Policies
14
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Valuation of Shares
23
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Dividends, Distributions and Taxes
25
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Purchase of Shares
27
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--------
Exchange Privilege
33
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Redemption of Shares
40
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--------
Minimum Account Size
43
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--------
Performance
44
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--------
Management of the Portfolio
45
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Distributor
46
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Additional Information
47
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--------


========================================================================
========
   No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information and representations must not be relied upon as having been authorized by the Portfolio or the Distributor. This Prospectus does not constitute an offer by the Portfolio or the Distributor to sell or a solicitation of an offer to buy
any of the securities offered hereby in any jurisdiction to any person to whom
it is unlawful to make such offer or solicitation in such jurisdiction.
========================================================================
========

Smith Barney World Funds, Inc. --
Global Government Bond Portfolio

------------------------------------------------------------------------
--------
Prospectus Summary
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--------

The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional
Information. Cross references in this summary are to headings in the Prospectus.
See "Table of Contents."

     INVESTMENT OBJECTIVE The Portfolio is an open-end, management investment company whose investment objective is to seek as high a level of current income and capital appreciation as is consistent with its policy of investing principally in high quality bonds of the United States and foreign governments.
See "Investment Objective and Management Policies."

     ALTERNATIVE PURCHASE ARRANGEMENTS The Portfolio offers several classes of shares ("Classes") to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered three Classes of shares: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and rate of expenses to which they are subject. A fourth Class of shares, Class Y shares, is offered only to investors meeting an initial investment minimum of $5,000,000. See
"Purchase of Shares" and "Redemption of Shares."

     Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 4.50% and are subject to an annual service fee of 0.25% of the average daily net assets of the Class. The initial sales charge may be reduced or waived for certain purchases. Purchases of Class A shares, which when combined with current holdings of Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. See
"Prospectus Summary-- Reduced or No Initial Sales Charge."

     Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 4.50% of redemption proceeds, declining by 0.50% the first year after purchase and by 1.00% each year thereafter to zero. This CDSC may be waived for certain redemptions. Class B shares are subject to an annual service fee of 0.25% and an annual distribution fee of 0.50% of the average daily net assets of the Class. The Class B shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.

     Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class B shares that have been acquired through the reinvestment of dividends and distributions ("Class B

Smith Barney World Funds, Inc. --
Global Government Bond Portfolio

------------------------------------------------------------------------
--------
Prospectus Summary (continued)
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--------

Dividend Shares") will be converted at that time. See "Purchase of Shares --
Deferred Sales Charge Alternatives."

     Class C Shares. Class C shares are sold at net asset value with no initial sales charge. They are subject to an annual service fee of 0.25% and an annual distribution fee of 0.45% of the average daily net assets of the Class C shares, and investors pay a CDSC of 1.00% if they redeem Class C shares within 12 months of purchase. The CDSC may be waived for certain redemptions. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of Portfolio shares, which when combined with current holdings of Class C shares of the Portfolio equal or exceed $500,000 in the aggregate, should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

     Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $5,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any service or distribution fees.

     In deciding which Class of Portfolio shares to purchase, investors should consider the following factors, as well as any other relevant facts and circumstances:

     Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended length of his or her investment. Shareholders who are planning to establish a program of regular investment may wish to consider Class A shares; as the investment accumulates shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an alternative, Class
B and Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Portfolio. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of these Classes. Because the Portfolio's future return cannot be predicted, however, there can be no assurance that this would be the case.

     Finally, investors should consider the effect of the CDSC period and any conversion rights of the Classes in the context of their own investment time frame. For example, while Class C shares have a shorter CDSC period than Class B shares, they do not have a conversion feature, and therefore, are subject to an ongoing distribution fee. Thus, Class B shares may be more attractive than Class
C shares to investors with longer term investment outlooks.

Smith Barney World Funds, Inc. --
Global Government Bond Portfolio

------------------------------------------------------------------------
--------
Prospectus Summary (continued)
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--------


     Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Portfolio. In addition, Class A share purchases, which when combined with current holdings of Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value with no initial sales charge, but will be subject to a CDSC of
1.00% on redemptions made within 12 months of purchase. The $500,000 aggregate investment may be met by aggregating the purchase to the net asset value of all
Class A shares offered with a sales charge held in funds sponsored by Smith
Barney Inc. ("Smith Barney") listed under "Exchange Privilege." Class A share purchases also may be eligible for a reduced initial sales charge. See "Purchase of Shares." Because the ongoing expenses of Class A shares may be lower than those for Class B and Class C shares, purchasers eligible to purchase Class A shares at net asset value or at a reduced sales charge should consider doing so.

     Smith Barney Financial Consultants may receive different compensation for selling different Classes of shares. Investors should understand that the purpose of the CDSC on the Class B and Class C shares is the same as that of the initial sales charge on the Class A shares.


     See "Purchase of Shares" and "Management of the Fund" for a complete description of the sales charges and service and distribution fees for each
Class of shares and "Valuation of Shares," "Dividends, Distributions and Taxes" and "Exchange Privilege" for other differences between the Classes of shares.


     SMITH BARNEY 401(k) AND EXECCHOICE(TM) PROGRAMS Investors may be eligible to participate in the Smith Barney 401(k) Program, which is generally designed to assist plan sponsors in the creation and operation of retirement plans under
Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), as well as other types of participant directed, tax-qualified employee benefit plans. Other investors may be eligible to participate in the Smith Barney
ExecChoice(TM) Program. Class A and Class C shares are available without sales charge as investment alternatives under both of these programs. See "Purchase of
Shares -- Smith Barney 401(k) and ExecChoice Programs."


     PURCHASE OF SHARES Shares may be purchased through a brokerage account maintained by Smith Barney. Shares may also be purchased through a broker that clears securities transactions through Smith Barney on a fully disclosed basis
(an "Introducing Broker") or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain institutional investors, may purchase shares directly from the Fund made through the Fund's transfer agent, First Data Investor Services Group, Inc. ("First
Data"). See "Purchase of Shares."

Smith Barney World Funds, Inc. --
Global Government Bond Portfolio

------------------------------------------------------------------------
--------
Prospectus Summary (continued)
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--------


     INVESTMENT MINIMUMS Investors in Class A, Class B and Class C shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an individual retirement account ("IRA") or a Self-Employed
Retirement Plan. Investors in Class Y shares may open an account for an initial investment of $5,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section
403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes of shares is $25. For minimum investment requirements for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes through the Systematic Investment Plan see below. See "Purchase of Shares."

     SYSTEMATIC INVESTMENT PLAN The Portfolio offers shareholders a
Systematic
Investment Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Portfolio shares. The minimum initial and subsequent investment for shareholders purchasing shares through the Systematic Investment Plan on a monthly basis is $25 and a quarterly basis is
$50. See "Purchase of Shares."


     REDEMPTION OF SHARES Shares may be redeemed on each day the New
York Stock
Exchange, Inc. ("NYSE") is open for business. See "Purchase of Shares" and
"Redemption of Shares."

     MANAGEMENT OF THE PORTFOLIO Smith Barney Mutual Funds Management
Inc. (the
"Manager") serves as the Portfolio's investment manager. The Manager is a wholly owned subsidiary of Smith Barney Holdings Inc. ("Holdings"). Holdings is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"), a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services, Consumer Finance
Services, Life Insurance Services and Property & Casualty Insurance
Services.
See "Management of the Fund."


     EXCHANGE PRIVILEGE Shares of a Class may be exchanged for shares of the same Class of certain other funds of the Smith Barney Mutual Funds at the respective net asset values next determined. See "Exchange Privilege."


     VALUATION OF SHARES Net asset value of the Portfolio for the prior day generally is quoted daily in the financial section of most newspapers and is also available from a Smith Barney Financial Consultant. See "Valuation of
Shares."

     DIVIDENDS AND DISTRIBUTIONS Dividends are paid monthly from net investment income. Distributions of net realized capital gains, if any, are paid annually.
See "Dividends, Distributions and Taxes."

Smith Barney World Funds, Inc. --
Global Government Bond Portfolio

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--------
Prospectus Summary (continued)
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     REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of a
Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value.
Shares acquired by dividend and distribution reinvestments will not be subject to any sales charge or CDSC. Class B shares acquired through dividend and distribution reinvestments will become eligible for conversion to Class A shares on a pro rata basis. See "Dividends, Distributions and Taxes."

     RISK FACTORS AND SPECIAL CONSIDERATIONS There can be no assurance that the
Portfolio's investment objective will be achieved. The value of the Portfolio's investments, and thus the net asset value of the Portfolio's shares, will fluctuate in response to changes in market and economic conditions, as well as the financial condition and prospects of issuers in which the Portfolio invests.
The Fund will invest in foreign securities. Investments in foreign securities incur higher costs than investments in U.S. securities, including higher costs in making securities transactions as well as foreign government taxes which may reduce the investment return of the Portfolio. In addition, foreign investments may include additional risks associated with currency exchange rates, less complete financial information about individual companies, less market liquidity and political instability. See "Investment Objective and Management Policies."

Smith Barney World Funds, Inc. --
Global Government Bond Portfolio

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--------
Prospectus Summary (continued)
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--------


     THE PORTFOLIO'S EXPENSES The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Portfolio, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and the Portfolio's operating expenses for its most recent fiscal year:


                                                    Class A  Class B
Class C  Class Y
------------------------------------------------------------------------
--------------
Shareholder Transaction Expenses
   Maximum sales charge imposed on purchases
     (as a percentage of offering price) ...........  4.50%    None
None     None
   Maximum CDSC (as a percentage of original cost or
     redemption proceeds, whichever is lower) ......  None*    4.50%
1.00%    None

Annual Portfolio Operating Expenses
(as a percentage of average net assets)
   Management fees .................................  0.75%    0.75%
0.75%    0.75%
   12b-1 fees** ....................................  0.25     0.75
0.70      --
   Other expenses*** ...............................   --       --
--       --
                                                      ----     ----
----     ----
Total Portfolio Operating Expenses .................   -- %     -- %
-- %     -- %
                                                      ====     ====
====     ====
------------------------------------------------------------------------
--------------

  *Purchases of Class A shares, which when combined with current holdings of
Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months.

 **Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee. Class C shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National
Association of Securities Dealers, Inc.


***The Portfolio has earned credits from the custodian which reduce service fees incurred. If the credits are taken into consideration, the ratios of expenses to average net assets for Class A, B, C and Y would be --%, --%, --% and -- %, respectively.

     Class A shares of the Portfolio purchased through the Smith Barney
AssetOne
Program will be subject to an annual asset-based fee, payable quarterly, in lieu of the initial sales charge. The fee will vary to a maximum of 1.50%, depending on the amount of assets held through the Program. For more information, please call your Smith Barney Financial Consultant.

     The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Portfolio shares and investors may actually pay lower or no charges, depending on the amount purchased and, in the case of Class B shares, Class C shares and certain Class A shares, the length of time the shares are held and whether the shares are held through the
Smith Barney 401(k) and ExecChoice(TM) Programs. See "Purchase of
Shares" and
"Redemption of Shares." Smith Barney receives an annual 12b-1 service fee of
0.25% of the value of average

Smith Barney World Funds, Inc. --
Global Government Bond Portfolio

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Prospectus Summary (continued)
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daily net assets of Class A shares. Smith Barney also receives with respect to
Class B shares an annual 12b-1 fee of 0.75% of the value of average daily net
assets of that Class, consisting of a 0.50% distribution fee and a 0.25%
service
fee. For Class C shares, Smith Barney receives an annual 12b-1 fee of
0.70% of
the value of average daily net assets of this Class, consisting of a
0.45%
distribution fee and a 0.25% service fee. "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

     EXAMPLE

     The following example is intended to assist an investor in understanding the various costs that an investor in the Portfolio will bear directly or indirectly. The example assumes payment by the Portfolio of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares" and "Management of the Fund."

                                                1 Year 3 Years 5 Years
10 Years*
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--------
An investor would pay the following expenses on a $1,000 investment, assuming (1) 5.00% annual return and (2) redemption at the end of each time period:

      Class A.................................... $--     $--     $--
$--
      Class B....................................  --      --      --
--
      Class C....................................  --      --      --
--
      Class Y....................................  --      --      --
--


An investor would pay the following expenses on the same investment, assuming the same annual return and no redemption:

      Class A.................................... $--     $--     $--
$--
      Class B....................................  --      --      --
--
      Class C....................................  --      --      --
--
      Class Y....................................  --      --      --
--

------------------------------------------------------------------------
--------

*Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.

     The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods.
To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Portfolio's actual return will vary and may be greater or less than 5.00%. This example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

Smith Barney World Funds --
Global Government Bond Portfolio

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--------
Financial Highlights
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--------


     The following information for the three-year period ended December
31, 1993
and for the three-year period ended October 31, 1996 has been audited in conjunction with the annual audits of the financial statements of Smith Barney
World Funds, Inc. by KPMG Peat Marwick LLP, independent auditors. The
1996
financial statements and the independent auditors' report thereon appear in the
October 31, 1996 Annual Report to Shareholders.


For a share of each class of capital stock outstanding throughout each period:


Period Ended December 31,
Class A Shares                         1996     1995      1994(1)
1993        1992       1991(2)
------------------------------------------------------------------------
----------------------------------

Net Asset Value,
  Beginning of Period                  $--   $  11.68    $  12.92      $
11.84    $  12.90    $  12.00
------------------------------------------------------------------------
----------------------------------
Income from Operations:
  Net Investment Income##               --       0.92        0.69
0.83        1.00        0.35
  Net Realized and Unrealized Gain
  (Loss) on Investments                 --       0.48       (1.28)
1.36       (0.90)       1.12
------------------------------------------------------------------------
----------------------------------
Total Income (Loss) from Operations--            1.40       (0.59)
2.19        0.10        1.47
========================================================================
==================================
Less Distributions From:
  Net Investment Income                 --      (0.78)      (0.23)
(0.52)      (0.97)      (0.44)
  Net Realized Gains(3)                 --       --          --
(0.59)      (0.19)      (0.13)
  Capital                               --       --         (0.42)
--          --          --
------------------------------------------------------------------------
----------------------------------
Total Distributions                     --      (0.78)      (0.65)
(1.11)      (1.16)      (0.57)
------------------------------------------------------------------------
----------------------------------
Net Asset Value, End of Period         $--   $  12.30    $  11.68      $
12.92    $  11.84    $  12.90
Total Return#                           --%     12.40%      (4.64)%++
19.13%       0.93%      12.42%++
Net Assets, End of Period (000)'s      $--   $123,917    $ 77,961
$107,415    $107,609    $ 99,855
Ratios to Average Net Assets:
  Expenses(5)                           --%      1.38%       1.32%+
1.30%       1.36%       1.15%+
  Net Investment Income                 --       7.44        6.57+
6.67        7.72        8.26+
------------------------------------------------------------------------
----------------------------------
Portfolio Turnover Rate                 --%    195.40%     179.29%
119.06%     177.06%      63.46%
========================================================================
==================================

(1)  For the period from January 1, 1994 to October 31, 1994.
(2)  For the period from July 22, 1991 (inception date) to December 31,
1991.
(3)  Net short term gains, if any, are included and reported as ordinary income
     for income tax purposes.
(4)  During the period ended October 31, 1995, the Portfolio earned credits from
     the custodian which reduce service fees incurred. If the credits are taken
     into consideration, the ratio of expenses to average net assets for
Class A
     would be 1.32%; prior year numbers have not been restated to reflect these
     credits.
##   Includes realized gains and losses from foreign currency
transactions.
++   Total return is not annualized, as it may not be representative of the
     total return for the year.
+    Annualized.
#    Total returns do not reflect any applicable sales loads or contingent
     deferred sales charges.

Smith Barney World Funds, Inc. --
Global Government Bond Portfolio

------------------------------------------------------------------------
--------
Financial Highlights (continued)
------------------------------------------------------------------------
--------


Class B Shares                          1996      1995(1)
------------------------------------------------------------------------
--------
Net Asset Value, Beginning of Period   $--        $11.57
------------------------------------------------------------------------
--------
Income from Operations:
  Net Investment Income##               --          0.78
  Net Realized and Unrealized Gain      --          0.57
------------------------------------------------------------------------
--------
Total Income from Operations            --          1.35
========================================================================
========
Less Distributions From:
  Net Investment Income                 --         (0.66)
------------------------------------------------------------------------
--------

Total Distributions                     --         (0.66)
------------------------------------------------------------------------
--------
Net Asset Value, End of Period         $--        $12.26
Total Return#                           --%        11.97%++
Net Assets, End of Period (000)'s      $--       $35,159
Ratios to Average Net Assets:
  Expenses(2)                           --%         1.92%+
  Net Investment Income                 --          6.65+
------------------------------------------------------------------------
--------
Portfolio Turnover Rate                 --%       195.40%
========================================================================
========

(1)  For the period from November 18, 1994 (inception date) to October
31, 1995.
(2)  During the period ended October 31, 1995, the Portfolio earned credits from
     the custodian which reduce service fees incurred. If the credits are taken
     into consideration, the ratio of expenses to average net assets for
Class B
     would be 1.86%.+
##   Includes realized gains and losses from foreign currency
transactions.
++   Total return is not annualized, as it may not be representative of the
     total return for the year.
+    Annualized.
#    Total return does not reflect any applicable sales loads or contingent
     deferred sales charges.

Smith Barney World Funds, Inc. --
Global Government Bond Portfolio

------------------------------------------------------------------------
--------
Financial Highlights (continued)
------------------------------------------------------------------------
--------

Class C Shares(a)                       1996    1995      1994(b)
1993(c)
------------------------------------------------------------------------
--------
Net Asset Value, Beginning of Period    $--    $11.68     $12.93
$11.83
------------------------------------------------------------------------
--------
Income (Loss) from Operations:
  Net Investment Income##                --      0.85       0.90
0.79
  Net Realized and Unrealized Gain
  (Loss) on Investments                  --      0.42      (1.55)
1.37
------------------------------------------------------------------------
--------
Total Income (Loss) from Operations      --      1.27      (0.65)
2.16
========================================================================
========
Less Distributions From:
  Net Investment Income                  --     (0.72)     (0.21)
(0.47)
  Net Realized Gains(1)                  --      --         --
(0.59)
  Capital                                --      --        (0.39)
--
------------------------------------------------------------------------
--------
Total Distributions                      --     (0.72)     (0.60)
(1.06)
------------------------------------------------------------------------
--------
Net Asset Value, End of Period           $--   $12.23     $11.68
$12.93
Total Return#                            --%    11.25%     (5.33)%++
18.89%++
Net Assets, End of Period (000)'s        $--   $4,141     $5,835
$4,972
Ratios to Average Net Assets:
  Expenses(2)                            --%     1.84%      1.80%+
1.74%+
  Net Investment Income                  --      7.15       6.05+
6.28+
------------------------------------------------------------------------
--------
Portfolio Turnover Rate                  --%   195.40%    179.29%
119.06%
========================================================================
========

(a)  On November 7, 1994, the former Class B Shares were renamed Class C
Shares.
(b)  For the period from January 1, 1994 to October 31, 1994.
(c)  For the period from January 4, 1993 (inception date) to December
31, 1993.
(1)  Net short term gains, if any, are included and reported as ordinary income
     for income tax purposes.
(2)  During the year ended October 31, 1995, the Portfolio earned credits from
     the custodian which reduce service fees incurred. If the credits are taken
     into consideration, the ratio of expenses to average net assets for
Class C
     would be 1.78%; prior year numbers have not been restated to reflect these
     credits.
+    Annualized.
++   Total return is not annualized, as it may not be representative of the
     total return for the year.
#    Total returns do not reflect any applicable sales loads or contingent
     deferred sales charges.
##   Includes realized gains and losses from foreign currency
transactions.

Smith Barney World Funds --
Global Government Bond Portfolio

------------------------------------------------------------------------
--------
Financial Highlights (continued)
------------------------------------------------------------------------
--------

Class Y Shares(1)                            1996   1995    1994(a)
1993(b)
------------------------------------------------------------------------
--------
Net Asset Value, Beginning of Period         $--  $11.68   $12.93
$11.97
------------------------------------------------------------------------
--------
Income (Loss) from Operations:
  Net Investment Income##                     --    0.78     0.76
0.69
  Net Realized and Unrealized Gain
  (Loss) on Investments                       --    0.49    (1.35)
1.23
------------------------------------------------------------------------
--------
Total Income (Loss) from Operations           --    1.27    (0.59)
1.92
========================================================================
========
Less Distributions From:
  Net Investment Income                       --   (0.81)   (0.23)
(0.37)
  Net Realized Gains(2)                       --    --       --
(0.59)
  Capital                                     --    --      (0.43)
--
------------------------------------------------------------------------
--------
Total Distributions                           --   (0.81)   (0.66)
(0.96)
------------------------------------------------------------------------
--------
Net Asset Value, End of Period                $--  $12.14   $11.68
$12.93
Total Return#                                 --%  11.27%   (4.86)%++
16.49%++
Net Assets, End of Period (000)'s             $--  $  62    $3,202     $
371
Ratios to Average Net Assets:
  Expenses(3)                                 --%   0.98%    1.23%+
1.20%+
  Net Investment Income                       --    6.38     6.76+
6.73+
------------------------------------------------------------------------
--------
Portfolio Turnover Rate                       --%  195.40%  179.29%
119.06%
========================================================================
========

(a)  For the period from January 1, 1994 to October 31, 1994. Effective
October
     1, 1994, the Fund changed its fiscal year end to October 31.
(b)  For the period from February 19, 1993 (inception date) to December
31,
     1993.
(1)  On November 7, 1994, the former Class C shares were renamed Class Y shares.
(2)  Net short term gains, if any, are included and reported as ordinary income
     for income tax purposes.
(3)  During the year ended October 31, 1995, the Portfolio earned credits from
     the custodian which reduce service fees incurred. If the credits are taken
     into consideration, the ratio of expenses to average net assets for
Class Y
     would be 0.93%; prior year numbers have not been restated to reflect these
     credits.
+    Annualized.
++   Total return is not annualized, as it may not be representative of the
     total return for the year.
#    Total returns do not reflect any applicable sales loads or contingent
     deferred sales charges.
##   Includes realized gains and losses from foreign currency
transactions.

Smith Barney World Funds, Inc. --
Global Government Bond Portfolio

------------------------------------------------------------------------
--------
Investment Objective and Management Policies
------------------------------------------------------------------------
--------

     The investment objective of the Portfolio is to provide as high a level of current income and capital appreciation as is consistent with its policy of investing principally in high quality bonds of the United States and foreign governments. There can be no assurance that the investment objective of the
Portfolio will be achieved.


     Under normal market conditions, the Portfolio invests at least 65% of its total assets in bonds issued or guaranteed by the United States or foreign governments (including foreign states, provinces, cantons and municipalities) or their agencies, authorities, or instrumentalities denominated in various currencies, including U.S. dollars, or in multinational currency units, such as the European Currency Unit ("ECU"). Except with respect to government securities of less developed countries (see below), the Portfolio invests in foreign government securities only if the issue or the issuer thereof is rated in the two highest rating categories by Moody's Investors Service, Inc. ("Moody's") or
Standard & Poor's Ratings Group ("S&P") (see "Appendix -- Ratings of
Debt
Obligations" in the Statement of Additional Information), or if unrated, are of comparable quality in the determination of the investment adviser.


     Consistent with its investment objective, under normal circumstances the
Portfolio may invest up to 35% of its total assets in debt obligations (including debt obligations convertible into common stock) of United States or foreign corporations and financial institutions and supranational entities.
Supranational entities are international organizations, organized or supported by government entities to promote economic reconstruction or development and by international banking institutions and related government agencies. The supranational entities in which the Portfolio may invest are the World Bank, The
Asian Development Bank, the European Economic Community, the European
Investment
Bank, the European Coal and Steel Community, Eurofima, Euratom, Council of
Europe, the European Bank for Construction and Development, the
International
Finance Corporation and the Nordic Investment Bank. Any non-government investment would be limited to issues that are rated A or better by Moody's or
S&P, or if not rated, are determined by the investment adviser to be of comparable quality. For certain risks associated with investments in foreign issues, see "Risk Factors."


     The Portfolio is organized as a non-diversified series and currently contemplates investing primarily in obligations of the U.S. and of developed nations (i.e., industrialized countries) which the investment adviser believes to pose limited credit risks. These countries currently are Australia, Austria,
Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy,
Japan,
Luxembourg, Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland and The United Kingdom. The Portfolio also will invest in securities denominated in the

Smith Barney World Funds --
Global Government Bond Portfolio

------------------------------------------------------------------------
--------
Investment Objective and Management Policies (continued)
------------------------------------------------------------------------
--------

currencies of such countries or in multinational currency units. Under normal market conditions the Portfolio invests at least 65% of its assets in issues of not less than three different countries; issues of any one country (other than the United States) will represent no more than 45% of the Portfolio's total assets.

     In seeking to achieve its investment objective of high current income, the investment adviser considers and compares the relative yields of obligations of various developed nations; whereas, in seeking to achieve its objective of capital appreciation, it considers all of the following factors, especially changes in currency values against the U.S. dollar. The investment manager allocates the Portfolio's assets among securities of countries and in currency denominations where opportunities for meeting the Portfolio's investment objective are expected to be the most attractive. The investment manager selects securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the local and world economies, movements in the general level and term of interest rates, currency values, political developments, and variations of the supply of funds available for investment in the world bond market relative to the demands placed upon it. The investment manager generally evaluates currencies on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase, and conversely, a decline in the exchange rate of the currency normally would adversely affect the value of the security expressed in dollars. Similarly, a decline in interest rates on debt obligations generally increases the value of debt obligations, and conversely, an increase in interest rates generally decreases the value of such obligations.


     Investments may be made from time to time in government securities, including loan assignments and loan participations, of less developed countries.
Such countries currently include Argentina, Brazil, Bulgaria, Czech
Republic,
Ecuador, Hungary, Indonesia, Lithuania, Malaysia, Mexico, Peru,
Philippines,
Poland, Russia, Slovakia, South Africa, Thailand, Turkey, Uruguay and
Venezuela.
Countries may be added to or deleted from this list as economic and political conditions warrant. Historical experience indicates that the markets of less developed countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often provide rates of return to investors commensurate with the credit and market risks. The investment adviser does not intend to invest more than 10% of the Portfolio's assets in the government securities of less developed countries and will not invest more than 5% of the Portfolio's assets in the government

Smith Barney World Funds, Inc. --
Global Government Bond Portfolio

------------------------------------------------------------------------
--------
Investment Objective and Management Policies (continued)
------------------------------------------------------------------------
--------


securities of any one such country. Such investments may be unrated or rated below investment grade or may be in default. Securities rated below investment grade (and comparable unrated securities) are the equivalent of high yield, high risk bonds. Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse business, financial, economic, and political conditions, whether or not occurring within the issuers' borders.


     During times when the investment manager believes a temporary defensive posture in the market is warranted, including times involving international political or economic uncertainty, the Portfolio may hold cash (U.S. dollars and foreign currencies) and/or invest any portion or all of its assets in high quality money market instruments. It is impossible to predict when or for how long the Portfolio will employ defensive strategies. The Portfolio also may temporarily hold cash (U.S. dollars and foreign currencies) and may, pending investment of proceeds from new sales of Portfolio shares, invest all or a portion of its assets in high quality money market instruments or, to meet ordinary daily cash needs, also invest in the latter, but only up to 35% of its assets. High quality money market instruments in which the Portfolio may invest include, but are not limited to, the following instruments of U.S. or foreign issuers that are rated in one of the two highest ratings categories of Moody's or S&P (see "Appendix of Debt Obligations" in the Statement of Additional
Information), or if unrated, are of comparable quality in the determination of the investment adviser: short-term government securities; commercial paper; bank certificates of deposit; time deposits; and bankers' acceptances; and repurchase agreements related to any of the foregoing.

     When-Issued and Delayed Delivery Securities. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions arise when securities are purchased or sold by the
Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction. The Fund's Custodian will maintain, in a segregated account of the Portfolio, cash, U.S. Government securities or other liquid, high-grade debt obligations having a value equal to or greater than the Portfolio's purchase commitments; the Custodian will likewise segregate securities sold on a delayed basis. The payment obligations and the interest rates that will be received are each fixed at the time the
Portfolio enters into the commitment and no interest accrues to the Portfolio until settlement. Thus, it is possible that the market value at

Smith Barney World Funds --
Global Government Bond Portfolio

------------------------------------------------------------------------
--------
Investment Objective and Management Policies (continued)
------------------------------------------------------------------------
--------

the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.


     Repurchase Agreements. The Portfolio may on occasion enter into repurchase agreements, wherein the seller agrees to repurchase a security from the Portfolio at an agreed-upon future date, normally the next business day. The resale price is greater than the purchase price, which reflects the agreed-upon rate of return for the period the Portfolio holds the security and which is not related to the coupon rate on the purchased security. The Portfolio requires continual maintenance of the market value of the collateral in amounts at least equal to the resale price, thus risk is limited to the ability of the seller to pay the agreed-upon amount on the delivery date; however, if the seller defaults, realization upon the collateral by the Portfolio may be delayed or limited or the Portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. The Portfolio will only enter into repurchase agreements with broker/dealers or other financial institutions that are deemed creditworthy by the Manager under guidelines approved by the Board of
Directors. It is the policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment together with any other illiquid assets held by the Portfolio amount to more than 10% of the
Portfolio's total assets.


     Securities Lending. The Portfolio may seek to increase its investment income by lending its securities to unaffiliated brokers, dealers and other financial institutions, provided such loans are callable at any time and are continuously secured by cash, U.S. Government securities or other liquid, high-grade debt securities equal to no less than the market value, determined daily, of the securities loaned. Management will limit such lending to not more than one-third of the value of the Portfolio's total assets. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to borrowers whom the investment adviser deems to be of good standing and will not be made unless, in the judgment of the investment adviser, the consideration to be earned from such loans would justify the risk.


     Loan Participations and Assignments. The Portfolio may invest a portion of its assets in loan participations ("Participations"). By purchasing a Participation, the Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate or government borrower. The
Participations typically will result in the Portfolio having a contractual relationship only with the lender not the

Smith Barney World Funds, Inc. --
Global Government Bond Portfolio

------------------------------------------------------------------------
--------
Investment  Objective and Management Policies (continued)
------------------------------------------------------------------------
--------


borrower. The Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the
Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Portfolio may not directly benefit from any collateral supporting the loan in which it has purchased the Participation. As a result, the Portfolio will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender selling a Participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. The Portfolio will acquire Participations only if the lender interpositioned between the Portfolio and the borrower is determined by management to be creditworthy.

     The Portfolio may also invest in assignments of portions of loans from third parties ("Assignments"). When it purchases Assignments from lenders, the
Portfolio will acquire direct rights against the borrower on the loan. However, since Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning lender.

     The Portfolio may have difficulty disposing of Assignments and Participations. The liquidity of such securities is limited and, the Portfolio anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on the Portfolio's ability to dispose of particular Assignments or Participations when necessary to meet the
Portfolio's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Portfolio to assign a value to those securities for purposes of valuing the Portfolio's portfolio and calculating its net asset value.


     Options, Futures and Currency Strategies. The Portfolio may use forward currency contracts and certain options and futures strategies to attempt to hedge its portfolio, i.e., reduce the overall level of investment risk normally associated with the Portfolio. There can be no assurance that such efforts will succeed. These hedging techniques are described below and are further detailed in the Statement of Additional Information.

Smith Barney World Funds --
Global Government Bond Portfolio

------------------------------------------------------------------------
--------
Investment  Objective and Management Policies (continued)
------------------------------------------------------------------------
--------

     In order to assure that the Portfolio will not be deemed to be a "commodity pool" for purposes of the Commodity Exchange Act, regulations of the Commodity
Futures Trading Commission ("CFTC") require that the Portfolio enter into transactions in futures contracts and options on futures contracts only
(i) for
bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions does not exceed 5% of the liquidation value of the
Portfolio's assets. The Portfolio, however, does not intend to use such instruments for non-hedging purposes.

     To attempt to hedge against adverse movements in exchange rates between currencies, the Portfolio may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the
U.S. dollar or may involve two foreign currencies. The Portfolio may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. For example, when the Portfolio anticipates making a purchase or sale of a security, it may enter a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which a currency exchange transaction related to the purchase or sale will be made ("transaction hedging"). Further, when the investment manager believes that a particular currency may decline compared to the U.S. dollar or another currency, the Portfolio may enter into a forward contract to sell the currency the investment manager expects to decline in an amount approximating the value of some or all of the Portfolio's securities denominated in that currency, or when the investment manager believes that one currency may decline against a currency in which some or all of the portfolio securities held by the
Portfolio are denominated, it may enter into a forward contract to buy the currency expected to decline for a fixed amount ("position hedging"). In this situation, the Portfolio may, in the alternative, enter into a forward contract to sell a different currency for a fixed amount of the currency expected to decline where the investment manager believes that the value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the value of the currency in which portfolio securities of the Portfolio are denominated ("cross hedging"). The Fund's custodian places cash or U.S. Government securities or other high-quality debt securities denominated in certain currencies in a separate account of the Portfolio having a value equal to the aggregate amount of the Portfolio's commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the securities placed in a separate account declines, additional cash or securities are placed in the account on a daily

Smith Barney World Funds, Inc. --
Global Government Bond Portfolio

------------------------------------------------------------------------
--------
Investment  Objective and Management Policies (continued)
------------------------------------------------------------------------
--------

basis so that the value of the account will equal the amount of the Portfolio's commitments with respect to such contracts.

     For hedging purposes, the Portfolio may write covered call options and purchase put and call options on currencies to hedge against movements in exchange rates and on debt securities to hedge against the risk of fluctuations in the prices of securities held by the Portfolio or which the investment manager intends to include in its portfolio. The Portfolio also may use interest rate futures contracts and options thereon to hedge against changes in the general level of interest rates.

     The Portfolio may write call options on securities and currencies only if they are covered, and such options must remain covered so long as the Portfolio is obligated as a writer. A call option written by the Portfolio is "covered" if the Portfolio owns the securities or currency underlying the option or has an absolute and immediate right to acquire that security or currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities or currencies held in its portfolio. A call option is also covered if the Portfolio holds on a share-for-share basis a call on the same security or holds a call on the same currency as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash, Treasury bills or other high-grade, short-term obligations in a segregated account with its custodian.

     Although the Portfolio might not employ the use of forward currency contracts, options and futures, the use of any of these strategies would involve certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: dependence on the investment manager's ability to predict movements in the prices of individual debt securities, fluctuations in the general fixed-income markets and movements in interest rates and currency markets; imperfect correlation between movements in the price of currency, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Portfolio invests; lack of assurance that a liquid market will exist for any particular option, futures contract or option thereon at any particular time and the possible need to defer or accelerate closing out certain options, futures contracts and options thereon in order to continue to qualify for the beneficial tax treatment afforded "regulated investment companies" under the Internal Revenue Code of 1986, as amended (the "Code"). See
"Dividends, Distributions and Taxes."

Smith Barney World Funds --
Global Government Bond Portfolio

------------------------------------------------------------------------
--------
Investment  Objective and Management Policies (continued)
------------------------------------------------------------------------
--------

     The Portfolio's investment objective may be changed only by the "vote of a majority of the outstanding voting securities" as defined in the Investment
Company Act of 1940 (the "1940 Act"). The Portfolio's investment policies are non-fundamental and, as such, may be changed by the Board of Directors, provided such change is not prohibited by the investment restrictions (which are set forth below and in the Statement of Additional Information) or applicable law, and any such change will first be disclosed in the then current prospectus.


     RISK FACTORS

     The Portfolio's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions. The value of the fixed-income securities held by the Portfolio generally fluctuates inversely with interest rate movements. The Portfolio normally will invest in a substantial number of issuers; however, the Portfolio has registered under the 1940 Act as a "non-diversified" fund so that it will be able to invest more than 5% of its assets in high quality, fixed-income obligations of an issuer. Since, as a
"non-diversified" fund, the Portfolio is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers, the
Portfolio may be subject to greater credit risk with respect to its individual portfolio than a fund that is more broadly diversified.


     According to Smith Barney Global Capital Management, Inc. ("Global Capital"), which will furnish the investment manager with advice with respect to investments in the Portfolio (see "Management of the Fund"), as of October 31,
1996 over --% of the value of all outstanding government debt obligations throughout the world was represented by obligations denominated in currencies other than the U.S. dollar. Moreover, from time to time, primarily because of the U.S. dollar--domestic currency exchange rate and differing demand-- supply relationships, the debt securities of issuers located outside the U.S. have substantially outperformed the debt obligations of U.S. issuers in U.S. dollar terms. Accordingly, the investment manager believes that the Portfolio's policy of investing in debt securities of issuers throughout the world may enable it to produce U.S. dollar-based returns greater than those produced by funds investing solely in domestic debt securities.


     Nonetheless, foreign investing does entail certain risks, such as the
Portfolio's income may be subject to foreign withholding taxes (see
"Dividends,
Distributions and Taxes"), foreign brokerage fees generally are higher than in the United States, and the potential difficulty in enforcing contractual obligations outside the U.S. The securities of non-U.S. issuers generally will not be registered with, nor will the issuers thereof be subject to, the reporting requirements of the U.S. Securities and

Smith Barney World Funds, Inc. --
Global Government Bond Portfolio

------------------------------------------------------------------------
--------
Investment  Objective and Management Policies (continued)
------------------------------------------------------------------------
--------

Exchange Commission. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. With respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Portfolio, political or social instability, or diplomatic developments that could affect the Portfolio's investments in those countries. In addition, foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies.
Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. Moreover, individual foreign economies may differ favorably or unfavorably from the United
States economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions. Global Capital will rely on its worldwide financial and investment expertise to attempt to limit these risks.

     Since the Portfolio may invest substantially in securities denominated in currencies other than the U.S. dollar, and since the Portfolio may hold foreign currencies, the Portfolio will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Portfolio's shares and also may affect the value of dividends and interest earned by the Portfolio and gains and losses it realizes. Exchange rates are determined by the forces of supply and demand in the foreign exchange markets.
These forces are affected by the international balance of payments and other economic and financial conditions, government intervention and speculation.

     PORTFOLIO TURNOVER

     Although it is anticipated that most investments of the Portfolio will be long-term in nature, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the investment manager believes that portfolio changes are appropriate. It is expected that the
Portfolio's annual turnover rate will not exceed 100% in normal circumstances.
Investors should realize that risk of loss is inherent in the ownership of any securities and that shares of the Portfolio will fluctuate with the market value of its securities.

     INVESTMENT RESTRICTIONS

     The following investment restrictions and those described in the Statement of Additional Information are fundamental policies of the Portfolio that may be changed

Smith Barney World Funds --
Global Government Bond Portfolio

------------------------------------------------------------------------
--------
Investment  Objective and Management Policies (continued)
------------------------------------------------------------------------
--------


only by the "vote of a majority of the outstanding securities" as defined in the
1940 Act. The Portfolio may not: 1. Borrow money, except from banks for temporary or emergency purposes not in excess of 3311/43% of the value of the
Portfolio's total assets. Whenever such borrowings exceed 5% of the value of the
Portfolio's total assets, the Portfolio will not make any additional investments. This restriction shall not prevent the Portfolio from entering into reverse repurchase agreements, provided that reverse repurchase agreements and any other transactions constituting borrowing by the Portfolio may not exceed one-third of the Portfolio's total assets. In the event that the asset coverage falls below 300%, the Portfolio would reduce, within three days (excluding
Saturdays, Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage; and 2. Acquire securities subject to restrictions on disposition or securities for which there is no readily available market; enter into repurchase agreements, or purchase time deposits or variable amount master demand notes, if any of the foregoing have a term or demand feature of more than seven days; or purchase OTC options or set aside assets to cover OTC options written by the Portfolio if, immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Portfolio's total assets. Subject to this limitation, the Fund's Board of
Directors has authorized the Portfolio to invest in restricted securities if such investment is consistent with the Portfolio's investment objective and has authorized such securities to be considered to be liquid to the extent the investment adviser determines on a daily basis that there is a liquid institutional market for such securities. The Board of Directors retains ultimate ongoing responsibility for the determination that a restricted security is liquid. To the extent the Portfolio invests in restricted securities that are deemed liquid, the general level of illiquidity in the Portfolio may be increased if qualified institutional buyers become uninterested in purchasing these securities or the market for these securities contracts. To the extent such restricted securities revert to illiquid status subsequent to the Portfolio's purchase, the Board of Directors will consider appropriate remedies to maximize the Portfolio's liquidity and its ability to meet redemption demands.


------------------------------------------------------------------------
--------
Valuation of Shares
------------------------------------------------------------------------
--------

     The Portfolio's net asset value per share is determined as of the close of regular trading on the NYSE, on each day that the NYSE is open, by dividing the value of the Portfolio's net assets attributable to each Class by the total number of shares of the Class outstanding.

     Securities owned by the Portfolio for which market quotations are readily available are valued at current market value or, in their absence, at fair value. Securities

Smith Barney World Funds, Inc. --
Global Government Bond Portfolio

------------------------------------------------------------------------
--------
Valuation of Shares (continued)
------------------------------------------------------------------------
--------

traded on an exchange are valued at last sales prices on the principal exchange on which each such security is traded, or if there were no sales on that exchange on the valuation date, the last quoted sale, up to the time of valuation, on the other exchanges. If instead there were no sales on the valuation date with respect to these securities, such securities are valued at the mean of the latest published closing bid and asked prices. Over-the-counter securities are valued at last sales price or, if there were no sales that day, at the mean between the bid and asked prices. Options, futures contracts and options thereon that are traded on exchanges are also valued at last sales prices as of the close of the principal exchange on which each is listed or if there were no such sale on the valuation date, the last quoted sale, up to the time of valuation, on the other exchanges. In the absence of any sales on the valuation date, valuation shall be the mean of the latest closing bid and asked prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost where the Board has determined that amortized cost is fair value.
Premiums received on the sale of call options will be included in the Portfolio's net assets, and current market value of such options sold by the
Portfolio will be subtracted from the Portfolio's net assets. Any other investments of the Portfolio, including restricted securities and listed securities for which there is a thin market or that trade infrequently, (i.e., securities for which prices are not readily available) are valued at a fair value determined by the Board of Directors in good faith. This value generally is determined as the amount that the Portfolio could reasonably expect to receive from an orderly disposition of these assets over a reasonable period of time but in no event more than seven days. The value of any security or commodity denominated in a currency other than U.S. dollars will be converted into U.S. dollars at the prevailing market rate as determined by the investment adviser.

     Foreign securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Accordingly, the determination of the net asset value of the Portfolio may not take place contemporaneously with the determination of the prices of investments held by such Portfolio. Events affecting the values of investments that occur between the time their prices are determined and 4:00 P.M. on each day that the NYSE is open will not be reflected in the Portfolio's net asset value unless the investment adviser, under the supervision of the Fund's Board of Directors, determines that the particular event would materially affect net asset value. As a result, the Portfolio's net asset value may be significantly affected by such trading on days when a shareholder has no access to the Portfolio.

Smith Barney World Funds, Inc. --
Global Government Bond Portfolio

------------------------------------------------------------------------
--------
Dividends, Distributions and Taxes
------------------------------------------------------------------------
--------

     DIVIDENDS AND DISTRIBUTIONS

     The Fund declares and pays monthly income dividends on shares of the
Portfolio and makes annual distributions of capital gains, if any, on such shares.

     If a shareholder does not otherwise instruct, dividends and capital gain distributions will be reinvested automatically in additional shares of the same
Class at net asset value, subject to no sales charge or CDSC.

     Income dividends and capital gain distributions that are invested are credited to shareholders' accounts in additional shares at the net asset value as of the close of business on the payment date. A shareholder may change the option at any time by notifying his or her Smith Barney Financial Consultant.
Accounts held directly by First Data should notify First Data in writing at least five business days prior to the payment date to permit the change to be entered in the shareholder's account.

     The per share dividends on Class B and Class C shares of the Portfolio may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class B and Class
C shares. The per share dividends on Class A shares of the Portfolio may be lower than the per share dividends on Class Y shares principally as a result of the service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class C and Class Y shares.

     TAXES

     The Portfolio intends to qualify as a regulated investment company under
Subchapter M of the Code to be relieved of Federal income tax on that part of its net investment income and realized capital gains which it pays out to its shareholders. To qualify, the Portfolio must meet certain tests, including distributing at least 90% of its investment company taxable income, and deriving less than 30% of its gross income from the sale or other disposition of certain investments held for less than three months.

     Dividends from net investment income and distributions of realized short-term capital gains on the sale of securities, whether paid in cash or automatically invested in additional shares of the Portfolio, are taxable to shareholders as ordinary income. The Portfolio's dividends will not qualify for the dividends received deduction for corporations. Dividends and distributions declared by the Portfolio may also be subject to state and local taxes. Distributions out of net long-term capital gains (i.e., net long-term capital gains in excess of net short-term capital losses) are taxable to shareholders as long-term capital gains. Information as to the tax status of dividends paid or deemed paid in each calendar year will be mailed to shareholders as early in the succeeding year as practical but not later than January 31.

Smith Barney World Funds, Inc. --
Global Government Bond Portfolio

------------------------------------------------------------------------
--------
Dividends, Distributions and Taxes (continued)
------------------------------------------------------------------------
--------

     Under Internal Revenue Code sections 988 and 1256, unrealized gains (losses) from certain foreign currency positions are treated as ordinary income
(loss) at year end. Due to the uncertainty during the taxable year surrounding the amount that might ultimately be treated as a net ordinary loss under these rules, dividends made during the year may have to be reclassified as distributions of short-term capital gain at the end of the year. Distributions of short-term capital gain and net investment income will generally be treated as ordinary income to shareholders for tax purposes.

     Income received by the Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the rate of foreign tax in advance since the amount of the Portfolio's assets to be invested in various countries is not known. Such foreign taxes would reduce the income of the
Portfolio distributed to shareholders.

     If, at the end of the Portfolio's taxable year, more than 50% of the value of the Portfolio's total assets consists of stock or securities of foreign corporations, the Portfolio may make an election pursuant to which foreign income taxes paid by it will be treated as paid directly by its shareholders.
Because, under normal market conditions, the Portfolio will invest at least 65% of its total assets in securities issued or guaranteed by the United States or foreign governments or their agencies, authorities or instrumentalities, it is not likely that the Portfolio will be eligible to make this election. If the
Portfolio were entitled to and did make such an election, the amount of such foreign taxes would be included in the income of shareholders, and a shareholder other than a foreign corporation or non-resident alien individual could claim either a credit or, provided the shareholder itemizes deductions, a deduction for U.S. federal income tax purposes for such foreign taxes. The amount of foreign taxes for which a shareholder can claim a credit in any year is generally subject to limitation, including a separate limitation for "passive income," which includes, among other items, dividends, interest and certain foreign currency gains.

     In determining gain or loss, a shareholder who redeems or exchanges shares in the Portfolio within 90 days of the acquisition of such shares will not be entitled to include in tax basis the sales charges incurred in acquiring such shares to the extent of any subsequent reduction in sales charges for investing in the Portfolio or a different Portfolio of the Fund, such as pursuant to the rights discussed in "Exchange Privilege."

     The Fund is required to withhold and remit to the U.S. Treasury 31% of dividends, distributions and redemption proceeds to shareholders who fail to provide a correct taxpayer identification number (the Social Security number in the case of an

Smith Barney World Funds, Inc. --
Global Government Bond Portfolio

------------------------------------------------------------------------
--------
Dividends, Distributions and Taxes (continued)
------------------------------------------------------------------------
--------

individual) or to make the required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding and who are not otherwise exempt. The 31% withholding tax is not an additional tax, but is creditable against a shareholder's federal income tax liability.

     Prior to investing in shares of the Portfolio, investors should consult with their tax advisors concerning the federal, state and local tax consequences of such an investment.

------------------------------------------------------------------------
--------
Purchase of Shares
------------------------------------------------------------------------
--------

     GENERAL


     The Portfolio offers four Classes of shares. Class A shares are sold to investors with an initial sales charge and Class B and Class C shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemptions. Class Y shares are sold without an initial sales charge or CDSC and are available only to investors investing a minimum of $5,000,000 (except for purchases of Class Y shares by Smith Barney Concert Series Inc., for which there is no minimum purchase amount). See "Prospectus Summary-Alternative Purchase
Arrangements" for a discussion of factors to consider in selecting which Class of shares to purchase.


     Purchases of Portfolio shares must be made through a brokerage account maintained with Smith Barney, an Introducing Broker or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain institutional investors, may purchase shares directly from the Fund through First Data. When purchasing shares of the Portfolio, investors must specify whether the purchase is for Class A, Class B,
Class C or Class Y shares. No maintenance fee will be charged by the Fund in connection with a brokerage account through which an investor purchases or holds shares.

     Investors in Class A, Class B and Class C shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an
IRA or a Self-Employed Retirement Plan in the Portfolio. Investors in Class Y shares may open an account by making an initial investment of $5,000,000.
Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section
401(a) of the Code, the minimum initial investment requirement for Class
A,
Class B and Class C shares and the subsequent investment requirement for all
Classes in the Portfolio is $25. For

Smith Barney World Funds --
Global Government Bond Portfolio

------------------------------------------------------------------------
--------
Purchase of Shares (continued)
------------------------------------------------------------------------
--------


shareholders purchasing shares of the Portfolio through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class C shares and the minimum subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the
Portfolio through the Systematic Investment Plan on a quarterly basis, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements in Class A shares for employees of Travelers and its subsidiaries, including Smith Barney, Directors or Trustees of any of the
Smith Barney Mutual Funds, and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the Fund's transfer agent, First Data.
Share certificates are issued only upon a shareholder's written request to First
Data.


     Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE, on any day the Portfolio calculates its net asset value, are priced according to the net asset value determined on that day (the
"trade date"). Orders received by dealers or Introducing Brokers prior to the close of regular trading on the NYSE on any day the Portfolio calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or Smith Barney prior to Smith
Barney's close of business. For shares purchased through Smith Barney or Introducing Brokers purchasing through Smith Barney, payment for Portfolio shares is due on the third business day (the "settlement date") after the trade date. In all other cases, payments must be made with the purchase order.

     SYSTEMATIC INVESTMENT PLAN


     Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the
Systematic Investment Plan, Smith Barney or First Data is authorized through preauthorized transfers of $25 or $50 or more to charge the regular bank account or other financial institution indicated by the shareholder on a monthly or quarterly basis, respectively, to provide systematic additions to the shareholder's Portfolio account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Smith Barney or
First Data. The Systematic Investment Plan also authorizes Smith Barney to apply cash held in the shareholder's Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the Fund or a Smith Barney
Financial Consultant.

Smith Barney World Funds --
Global Government Bond Portfolio

------------------------------------------------------------------------
--------
Purchase of Shares (continued)
------------------------------------------------------------------------
--------

     INITIAL SALES CHARGE ALTERNATIVE - CLASS A SHARES

     The sales charges applicable to purchases of Class A shares of the Portfolio are as follows:


Dealers'
                                        Sales Charge
Reallowance
                                    % of               % of           as
% of
  Amount of Investment         Offering Price    Amount Invested
Offering Price
------------------------------------------------------------------------
-------
  Less than      $25,000              4.50%             4.71%
4.00%
   $  25,000 --   49,999              4.00              4.17
3.60
     50,000  --   99,999              3.50              3.63
3.15
    100,000  --  249,999              2.50              2.56
2.25
    250,000  --  499,999              1.50              1.52
1.35
    500,000      and over             *                 *
*
------------------------------------------------------------------------
--------

* Purchases of Class A shares, which when combined with current holdings of
Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The CDSC on Class A shares is payable to Smith Barney, which compensates Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B and Class C shares is waived. See
"Deferred Sales Charge Alternatives" and "Waivers of CDSC."

     Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of
1933, as amended.

     The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the Portfolio made at one time by "any person," which includes an individual, his or her spouse and children, or a trustee or other fiduciary of a single trust estate or single fiduciary account. The reduced sales charge minimums may also be met by aggregating the purchase with the net asset value of all Class A shares offered with a sales charge held in funds sponsored by Smith Barney that are listed under "Exchange Privilege."


     INITIAL SALES CHARGE WAIVERS


     Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Travelers and its subsidiaries and any of the Smith Barney Mutual
Funds (including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities
Dealers,

Smith Barney World Funds --
Global Government Bond Portfolio

------------------------------------------------------------------------
--------
Purchase of Shares (continued)
------------------------------------------------------------------------
--------


Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company in connection with the combination of such company with the Portfolio by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Smith Barney Financial
Consultant (for a period up to 90 days from the commencement of the Financial
Consultant's employment with Smith Barney), on the condition the purchase of
Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) shareholders who have redeemed Class A shares in the Portfolio
(or Class A shares of another fund of the Smith Barney Mutual Funds that are offered with a sales charge equal to or greater than the maximum sales charge of the Portfolio) and who wish to reinvest their redemption proceeds in the Portfolio, provided the reinvestment is made within 60 calendar days of the redemption; (e) accounts managed by registered investment advisory subsidiaries of Travelers; (f) direct rollovers by plan participants of distributions from a
401(k) plan enrolled in the Smith Barney 401(k) Program (Note: subsequent investments will be subject to the applicable sales charge); (g) purchases by separate accounts used to fund certain unregistered variable annuity contracts;
and (h) purchases by investors participating in a Smith Barney fee-based assignment. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.


     RIGHT OF ACCUMULATION

     Class A shares of the Portfolio may be purchased by "any person" (as defined above) at a reduced sales charge at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the Portfolio and of funds sponsored by Smith Barney which are offered with a sales charge listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate.
In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

     GROUP PURCHASES

     Upon completion of certain automated systems, a reduced sales charge or purchase at net asset value will also be available to employees (and partners) of the

Smith Barney World Funds --
Global Government Bond Portfolio

------------------------------------------------------------------------
--------
Purchase of Shares (continued)
------------------------------------------------------------------------
--------

same employer purchasing as a group, provided each participant makes the minimum initial investment required. The sales charge applicable to purchases by each member of such a group will be determined by the table set forth above under
"Initial Sales Charge Alternative -- Class A Shares," and will be based upon the aggregate sales of Class A shares of Smith Barney Mutual Funds offered with a sales charge to, and share holdings of, all members of the group. To be eligible for such reduced sales charges or to purchase at net asset value, all purchases must be pursuant to an employer- or partnership-sanctioned plan meeting certain requirements. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any. Such plan may, but is not required to, provide for payroll deductions, IRAs or investments pursuant to retirement plans under Sections 401 or 408 of the Code. Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Smith Barney will realize economies of sales efforts and sales related expenses. An individual who is a member of a qualified group may also purchase Class A shares at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been previously purchased and are still owned by the group, plus the amount of the current purchase. A "qualified group" is one which (a) has been in existence for more than six months, (b) has a purpose other than acquiring Portfolio shares at a discount and (c) satisfies uniform criteria which enables Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Portfolio and the members, and must agree to include sales and other materials related to the Portfolio in its publications and mailings to members at no cost to Smith
Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge.
Approval of group purchase reduced sales charge plans is subject to the discretion of Smith Barney.

     LETTER OF INTENT

     Class A Shares. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such
Letter when placing orders. For purposes of a Letter of Intent, the "Amount of
Investment" as referred to in the preceding sales charge table includes purchases of all Class A shares of the Portfolio and other funds of the Smith
Barney Mutual Funds offered

Smith Barney World Funds --
Global Government Bond Portfolio

------------------------------------------------------------------------
--------
Purchase of Shares (continued)
------------------------------------------------------------------------
--------

with a sales charge over the 13 month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a Smith Barney Financial
Consultant or First Data to obtain a Letter of Intent application.

     Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $1,000,000 in Class Y shares of the
Portfolio and agree to purchase a total of $5,000,000 of Class Y shares of the same Portfolio within six months from the date of the Letter. If a total investment of $5,000,000 is not made within the six-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the Portfolio's Class A shares, which may include a CDSC of 1.00%.
Please contact a Smith Barney Financial Consultant or First Data for further information.

     DEFERRED SALES CHARGE ALTERNATIVES

     CDSC Shares are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Portfolio. A CDSC, however, may be imposed on certain redemptions of these shares. "CDSC Shares" are: (a) Class B shares; (b)
Class C shares; and (c) Class A shares which when combined with Class A shares offered with a sales charge currently held by an investor equal or exceed
$500,000 in the aggregate.

     Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of Portfolio assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class C shares and Class
A shares that are CDSC Shares, shares redeemed more than 12 months after their purchase.

     Class C shares and Class A shares that are CDSC Shares are subject to a
1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which the

Smith Barney World Funds --
Global Government Bond Portfolio

------------------------------------------------------------------------
--------
Purchase of Shares (continued)
------------------------------------------------------------------------
--------


CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Smith
Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of Class B shares held under the Smith Barney 401(k) Program, as described below. See
"Purchase of Shares -- Smith Barney 401(k) and ExecChoice(TM) Programs."

      Year Since Purchase
      Payment Was Made                                              CDSC
------------------------------------------------------------------------
--------
      First
4.50%
      Second                                                        4.00
      Third                                                         3.00
      Fourth                                                        2.00
      Fifth                                                         1.00
      Sixth and thereafter                                          0.00


     Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B Dividend Shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder. Shareholders who held Class B shares of Smith Barney
Shearson Short-Term World Income Fund (the "Short-Term World Income
Fund") on
July 15, 1994 and who subsequently exchange those shares for Class B shares of the Portfolio will be offered the opportunity to exchange all such Class B shares for Class A shares of the Portfolio four years after the date on which those shares were deemed to have been purchased. Holders of such Class B shares will be notified of the pending exchange in writing approximately 30 days before the fourth anniversary of the purchase date and, unless the exchange has been rejected in writing, the exchange will occur on or about the fourth anniversary date. See "Prospectus Summary -- Alternative Purchase Arrangements -- Class B
Shares Conversion Feature."

     In determining the applicability of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The length

Smith Barney World Funds --
Global Government Bond Portfolio

------------------------------------------------------------------------
--------
Purchase of Shares (continued)
------------------------------------------------------------------------
--------

of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and Portfolio shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to Smith Barney.

     To provide an example, assume an investor purchased 100 Class B shares at
$10 per share for a cost of $1,000. Subsequently, the investor acquired
5
additional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260
(105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares
($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

     WAIVERS OF CDSC

     The CDSC will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences
(see "Automatic Cash Withdrawal Plan") (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within twelve months following the death or disability of the shareholder; (d) redemption of shares made in connection with qualified distributions from retirement plans or
IRAs upon the attainment of age 59 1/2; (e) involuntary redemptions; and
(f)
redemptions of shares in connection with a combination of the Portfolio with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney Mutual
Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

     CDSC waivers will be granted subject to confirmation (by Smith Barney in the case of shareholders who are also Smith Barney clients or by First Data in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

Smith Barney World Funds --
Global Government Bond Portfolio

------------------------------------------------------------------------
--------
Purchase of Shares (continued)
------------------------------------------------------------------------
--------


     SMITH BARNEY 401(k) AND EXECCHOICE(TM) PROGRAMS

     Investors may be eligible to participate in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program. To the extent applicable, the same terms and conditions, which are outlined below, are offered to all plans participating ("Participating Plans") in these programs.

     The Portfolio offers to Participating Plans Class A and Class C shares as investment alternatives under the Smith Barney 401(k) and ExecChoice(TM) Programs. Class A and Class C shares acquired through the Participating Plans are subject to the same service and/or distribution fees as the Class A and
Class C shares acquired by other investors; however, they are not subject to any initial sales charge or CDSC. Once a Participating Plan has made an initial investment in the Portfolio, all of its subsequent investments in the Portfolio must be in the same Class of shares, except as otherwise described below.

     Class A Shares. Class A shares of the Portfolio are offered without any sales charge or CDSC to any Participating Plan that purchases $1,000,000 or more of Class A shares of one or more funds of the Smith Barney Mutual Funds.

     Class C Shares. Class C shares of the Portfolio are offered without any sales charge or CDSC to any Participating Plan that purchases less than $1,000,000 of Class C shares of one or more funds of the Smith Barney Mutual
Funds.

     401(k) and ExecChoice(TM) Plans Opened On or After June 21, 1996. If, at the end of the fifth year after the date the Participating Plan enrolled in the
Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program, a
Participating Plan's total Class C holdings in all non-money market
Smith Barney
Mutual Funds equal at least $1,000,000, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the
Portfolio. (For Participating Plans that were originally established through a
Smith Barney retail brokerage account, the five year period will be calculated from the date the retail brokerage account was opened.) Such Participating Plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the Participating Plan does not qualify for the five year exchange to Class A shares, a review of the Participating Plan's holdings will be performed each quarter until either the Participating Plan qualifies or the end of the eighth year.

     401(k) Plans Opened Prior to June 21, 1996. In any year after the date a
Participating Plan enrolled in the Smith Barney 401(k) Program, if its total
Class C holdings in all non-money market Smith Barney Mutual Funds equal at least

Smith Barney World Funds --
Global Government Bond Portfolio

------------------------------------------------------------------------
--------
Purchase of Shares (continued)
------------------------------------------------------------------------
--------


$500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the
Portfolio. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

     Any Participating Plan in the Smith Barney 401(k) Program that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class C shares for Class A shares of the
Portfolio; regardless of asset size, at the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program. Such
Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a Participating Plan will not be eligible to acquire additional Class C shares of the Fund but instead may acquire Class A shares of the Fund. Any Class C shares not converted will continue to be subject to the distribution fee.

     Participating Plans wishing to acquire shares of the Portfolio through the
Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program must purchase such shares directly from the Transfer Agent. For further information regarding these Programs, investors should contact a Smith Barney Financial
Consultant.

     Existing 401(k) Plans Investing in Class B Shares. Class B shares of the
Portfolio are not available for purchase by Participating Plans opened on or after June 21, 1996, but may continue to be purchased by any Participating Plan in the Smith Barney 401(k) Program opened prior to such date and originally investing in such Class. Class B shares acquired are subject to a CDSC of 3.00%
of redemption proceeds, if the Participating Plan terminates within eight years of the date the Participating Plan first enrolled in the Smith Barney 401(k)
Program.

     At the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program, the Participating Plan will be offered the opportunity to exchange all of its Class B shares for Class A shares of the Portfolio. Such Participating Plan will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a Participating Plan will not be eligible to acquire additional
Class B shares of the Portfolio but instead may acquire Class A shares of the
Portfolio. If the Participating Plan elects not to exchange all of its Class B shares at that time, each Class B share held by the Participating Plan will have the same conversion feature as Class B shares held by other investors. See
"Purchase of Shares -- Deferred Sales Charge Alternatives."

Smith Barney World Funds, Inc. --
Global Government Bond Portfolio

------------------------------------------------------------------------
--------
Redemption of Shares (continued)
------------------------------------------------------------------------
--------


     No CDSC is imposed on redemptions of Class B shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain distributions, plus the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus increases in the net asset value of the shareholder's Class B shares above the purchase payments made during the preceding eight years. Whether or not the CDSC applies to the redemption by a
Participating Plan depends on the number of years since the Participating Plan first became enrolled in the Smith Barney 401(k) Program, unlike the applicability of the CDSC to redemptions by other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

     The CDSC will be waived on redemptions of Class B shares in connection with lump-sum or other distributions made by a Participating Plan as a result of: (a) the retirement of an employee in the Participating Plan; (b) the termination of employment of an employee in the Participating Plan; (c) the death or disability of an employee in the Participating Plan; (d) the attainment of age 5911/42 by an employee in the Participating Plan; (e) hardship of an employee in the
Participating Plan to the extent permitted under Section 401(k) of the Code; or
(f) redemptions of shares in connection with a loan made by the Participating
Plan to an employee.


------------------------------------------------------------------------
--------
Exchange Privilege
------------------------------------------------------------------------
--------


     Except as otherwise noted below, shares of each Class may be exchanged for shares of the same Class in the following funds of the Smith Barney Mutual
Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A, Class B and Class C shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.



Fund Name
------------------------------------------------------------------------
--------
Growth Funds
      Smith Barney Aggressive Growth Fund Inc.
      Smith Barney Appreciation Fund Inc.
      Smith Barney Fundamental Value Fund Inc.
      Smith Barney Growth Opportunity Fund
      Smith Barney Managed Growth Fund
      Smith Barney Natural Resources Fund Inc.
      Smith Barney Special Equities Fund

Smith Barney World Funds --
Global Government Bond Portfolio

------------------------------------------------------------------------
--------
Exchange Privilege (continued)
------------------------------------------------------------------------
--------

Growth and Income Funds
      Smith Barney Convertible Fund
      Smith Barney Funds, Inc. -- Equity Income Portfolio
      Smith Barney Growth and Income Fund
      Smith Barney Premium Total Return Fund
      Smith Barney Strategic Investors Fund
      Smith Barney Utilities Fund

Taxable Fixed-Income Funds
   ** Smith Barney Adjustable Rate Government Income Fund
      Smith Barney Diversified Strategic Income Fund
    * Smith Barney Funds, Inc. -- Income Return Account Portfolio
  +++ Smith Barney Funds, Inc. -- Short-Term U.S. Treasury Securities
Portfolio
      Smith Barney Funds, Inc. -- U.S. Government Securities Portfolio Smith Barney Government Securities Fund
      Smith Barney High Income Fund
      Smith Barney Investment Grade Bond Fund
      Smith Barney Managed Governments Fund Inc.

Tax-Exempt Funds
      Smith Barney Arizona Municipals Fund Inc.
      Smith Barney California Municipals Fund Inc.
    * Smith Barney Intermediate Maturity California Municipals Fund
    * Smith Barney Intermediate Maturity New York Municipals Fund
      Smith Barney Managed Municipals Fund Inc.
      Smith Barney Massachusetts Municipals Fund
      Smith Barney Muni Funds -- Florida Portfolio

      Smith Barney Muni Funds -- Georgia Portfolio
    * Smith Barney Muni Funds -- Limited Term Portfolio
      Smith Barney Muni Funds -- National Portfolio
      Smith Barney Muni Funds -- New York Portfolio
      Smith Barney Muni Funds -- Pennsylvania Portfolio

      Smith Barney New Jersey Municipals Fund Inc.
      Smith Barney Oregon Municipals Fund
      Smith Barney Tax-Exempt Income Fund

International Funds
      Smith Barney World Funds, Inc. -- Emerging Markets Portfolio
      Smith Barney World Funds, Inc. -- European Portfolio
      Smith Barney World Funds, Inc. -- International Balanced Portfolio Smith Barney World Funds, Inc. -- International Equity Portfolio Smith Barney World Funds, Inc. -- Pacific Portfolio

Smith Barney World Funds --
Global Government Bond Portfolio

------------------------------------------------------------------------
--------
Exchange Privilege (continued)
------------------------------------------------------------------------
--------


Smith Barney Concert Series Inc.
      Smith Barney Concert Series Inc. -- Balanced Portfolio Smith Barney Concert Series Inc. -- Conservative Portfolio Smith Barney Concert Series Inc. -- Growth Portfolio
      Smith Barney Concert Series Inc. -- High Growth Portfolio Smith Barney Concert Series Inc. -- Income Portfolio


Money Market Funds
    + Smith Barney Exchange Reserve Fund
   ++ Smith Barney Money Funds, Inc. -- Cash Portfolio
   ++ Smith Barney Money Funds, Inc. -- Government Portfolio
  *** Smith Barney Money Funds, Inc. -- Retirement Portfolio
  +++ Smith Barney Municipal Money Market Fund, Inc.
  +++ Smith Barney Muni Funds -- California Money Market Portfolio
  +++ Smith Barney Muni Funds -- New York Money Market Portfolio
------------------------------------------------------------------------
--------

*    Available for exchange with Class A, Class C and Class Y shares of the
     Portfolio.
**   Available for exchange with Class A, Class B and Class Y shares of the
     Portfolio. In addition, shareholders who own Class C shares of the Portfolio through the Smith Barney 401(k) Program may exchange those shares
     for Class C shares of this fund.
***  Available for exchange with Class A shares of the Portfolio.
+    Available for exchange with Class B and Class C shares of the
Portfolio.
++   Available for exchange with Class A and Class Y shares of the
Portfolio. In
     addition, shareholders who own Class C shares of the Portfolio through the
     Smith Barney 401(k) and ExecChoice(TM) Programs may exchange those shares for Class C shares of this fund.
+++ Available for exchange with Class A and Class Y shares of the Portfolio.


     Class B Exchanges. In the event a Class B shareholder (unless such shareholder was a Class B shareholder of the Short-Term World Income Fund on
July 15, 1994) wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher CDSC than that imposed by the Portfolio, the exchanged Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Portfolio that have been exchanged.


     Class C Exchanges. Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the Portfolio that have been exchanged.


     Class A and Class Y Exchanges. Class A and Class Y shareholders of the
Portfolio who wish to exchange all or a portion of their shares for shares of the

Smith Barney World Funds --
Global Government Bond Portfolio

------------------------------------------------------------------------
--------
Exchange Privilege (continued)
------------------------------------------------------------------------
--------


respective Class in any of the funds identified above may do so without imposition of any charge.


     Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Portfolio's performance and its shareholders. The Manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Portfolio's other shareholders. In this event, the
Fund may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination, the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Portfolio or (b) remain invested in the Portfolio or exchange into any of the funds of the Smith Barney
Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.


     Certain shareholders may be able to exchange shares by telephone.
See
"Redemption of Shares -- Telephone Redemption and Exchange Program." Exchanges will be processed at the net asset value next determined. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Portfolio reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.


------------------------------------------------------------------------
--------
Redemption of Shares
------------------------------------------------------------------------
--------

     The Fund is required to redeem the shares of the Portfolio tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

     If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify

Smith Barney World Funds, Inc. --
Global Government Bond Portfolio

------------------------------------------------------------------------
--------
Redemption of Shares (continued)
------------------------------------------------------------------------
--------


which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Fund's transfer agent receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on days on which the NYSE is closed or as permitted under the 1940 Act in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith
Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.


     Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial Consultant. Shares other than those held by Smith Barney as custodian may be redeemed through an investor's Financial Consultant, Introducing Broker or dealer in the selling group or by submitting a written request for redemption to:

     Smith Barney World Funds, Inc./Global Government Bond Portfolio Class A,B,C or Y (please specify)
     c/o First Data Investor Services Group, Inc.
     P.O. Box 9134
     Boston, Massachusetts  02205-9134


     A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered.
If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $2,000 must be guaranteed by an eligible guarantor institution, such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $2,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period. Redemption proceeds will be mailed to an investor's address of record. First Data may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

Smith Barney World Funds, Inc. --
Global Government Bond Portfolio

------------------------------------------------------------------------
--------
Redemption of Shares (continued)
------------------------------------------------------------------------
--------

     AUTOMATIC CASH WITHDRAWAL PLAN

     The Portfolio offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the Portfolio. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. (With respect to withdrawal plans in effect prior to November 7,
1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed
2.00% per month of the value of the shareholder's shares subject to the CDSC.)
For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial Consultant.

   TELEPHONE REDEMPTION AND EXCHANGE PROGRAM

   Shareholders who do not have a Smith Barney brokerage account may be eligible to redeem and exchange Fund shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact First Data at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guarantee, that will be provided by First Data upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her initial investment in the Fund.)

   Redemptions. Redemption requests of up to $10,000 of any class or classes of the Fund's shares, may be made by eligible shareholders by calling First Data at
1-800-451-2010. Such requests may be made between 9:00 a.m. and 5:00 p.m. (New
York City time) on any day the NYSE is open. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.

   A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the
Federal Reserve System or have a correspondent relationship with a member bank.
The Fund reserves the right to charge shareholders a nominal fee for each wire

Smith Barney World Funds, Inc. --
Global Government Bond Portfolio

------------------------------------------------------------------------
--------
Redemption of Shares (continued)
------------------------------------------------------------------------
--------

redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new
Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

   Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling First Data at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m.
(New York City time) on any day on which the NYSE is open.

     Additional Information regarding Telephone Redemption and Exchange
Program.
Neither the Fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.

------------------------------------------------------------------------
--------
Minimum Account Size
------------------------------------------------------------------------
--------


     The Fund reserves the right to involuntarily liquidate any shareholder's account in the Portfolio if the aggregate net asset value of the shares held in the Portfolio account is less than $500. (If a shareholder has more than one account in this Portfolio, each account must satisfy the minimum account size.)
The Fund, however, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

Smith Barney World Funds --
Global Government Bond Portfolio

------------------------------------------------------------------------
--------
Performance
------------------------------------------------------------------------
--------

     From time to time the Portfolio may advertise its total return, average annual total return and yield in advertisements. In addition, in other types of sales literature the Fund may include the Portfolio's current dividend return.
These figures are computed separately for Class A, Class B, Class C and Class Y shares of the Portfolio. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%.
The standard average annual total return, as prescribed by the SEC is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The yield of a Portfolio class refers to the net investment income earned by investments in the class over a thirty-day period. This net investment income is then annualized, i.e., the amount of income earned by the investments during that
30-day period is assumed to be earned each 30-day period for twelve periods and is expressed as a percentage of the investments. The yield is calculated according to a formula prescribed by the SEC to facilitate comparison with yields quoted by other investment companies. The Portfolio calculates current dividend return for each Class by annualizing the most recent monthly distribution and dividing by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return for a Portfolio class is presented. The current dividend return for each Class may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing a Class' current return to yields published for other investment companies and other investment vehicles. The
Portfolio may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper
Analytical Services, Inc. and other financial publications.

Smith Barney World Funds --
Global Government Bond Portfolio

------------------------------------------------------------------------
--------
Management of the Portfolio
------------------------------------------------------------------------
--------

     BOARD OF DIRECTORS


     Overall responsibility for management and supervision of the Portfolio rests with the Fund's Board of Directors. The Directors approve all significant agreements between the Fund and the companies that furnish services to the Fund and the Portfolio, including agreements with the Fund's distributor, investment manager, custodian and transfer agent. The day-to-day operations of the Portfolio are delegated to the Portfolio's investment manager. The Statement of
Additional Information contains background information regarding each Director and executive officer of the Fund.


     MANAGER


     The Manager manages the day-to-day operations of the Portfolio pursuant to a management agreement entered into by the Fund on behalf of the Portfolio under which the Manager offers the Portfolio advice and assistance with respect to the acquisition, holding or disposal of securities and recommendations with respect to other aspects and affairs of the Portfolio and furnishes the Portfolio with bookkeeping, accounting and administrative services, office space and equipment, and the services of the officers and employees of the Fund. By written agreement, Global Capital, a U.S. registered investment adviser located at 10
Piccadilly, London, England, furnishes the Manager with information, advice and assistance and is available for consultation on the Portfolio, thus Global
Capital may also be considered an investment adviser to the Fund. Global Capital currently manages the portfolios of clients in the international securities markets, particularly in the fixed income area. Global Capital's services are paid for by the Manager; there is no charge to the Fund for such services. Also, by written agreement, Research and other departments and staff of Smith Barney furnish the Manager with information, advice and assistance and are available for consultation on the Fund's Portfolios, thus Smith Barney may also be considered an investment adviser to the Fund. Smith Barney's services are paid for by the Manager on the basis of direct and indirect costs to Smith Barney of performing such services; there is no charge to the Fund for such services. For the Portfolio's last fiscal year the management fee was 0.75% of the Portfolio's average net assets and the total operating expenses were --% for Class A shares,
--% for Class B shares, --% for Class C shares and --% for Class Y shares.

     The Manager was incorporated on March 12, 1968 under the laws of Delaware.
As of November 30, 1996, the Manager had aggregate assets under management of approximately $-- billion. The Manager, Smith Barney and Holdings are each located at 388 Greenwich Street, New York, New York 10013. The term

Smith Barney World Funds --
Global Government Bond Portfolio

------------------------------------------------------------------------
--------
Management of the Portfolio (continued)
------------------------------------------------------------------------
--------

"Smith Barney" in the title of the Fund has been adopted by permission of Smith
Barney and is subject to the right of Smith Barney to elect that the Fund stop using the term in any form or combination of its name.

     PORTFOLIO MANAGEMENT

     Victor S. Filatov and Simon R. Hildreth are responsible for management of the Portfolio within the investment framework described above. Mr. Filatov and
Mr. Hildreth are Vice Presidents of the Fund, Managing Directors of Smith Barney and members of the Investment Policy Committee of Global Capital. Prior to joining Smith Barney in 1993, Mr. Filatov was a Vice President at J.P. Morgan
Securities, Inc. Prior to joining Smith Barney in 1994, Mr. Hildreth was Director of Mercury Asset Management, a fund manager located in the United
Kingdom.


     Management's discussion and analysis and additional performance information regarding the Portfolio during the fiscal year ended October 31, 1996 is included in the Annual Report dated October 31, 1996. A copy of the Annual
Report may be obtained upon request and without charge from a Smith
Barney
Financial Consultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.


------------------------------------------------------------------------
--------
Distributor
------------------------------------------------------------------------
--------

     Smith Barney distributes shares of the Portfolio as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the
Portfolio under Rule 12b-1 under the 1940 Act (the "Plan"), Smith Barney is paid a service fee with respect to Class A, Class B and Class C shares of the Portfolio at the annual rate of 0.25% of the average daily net assets attributable to these Classes. Smith Barney is also paid a distribution fee with respect to Class B and Class C shares at the annual rate of 0.50% and 0.45%, respectively, of the average daily net assets attributable to these Classes.
Class B shares that automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to a distribution fee.
The fees are used by Smith Barney to pay its Financial Consultants for servicing shareholder accounts and, in the case of Class B and Class C shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of Smith Barney
Financial Consultants and other persons who provide support services in connection with the distribution

Smith Barney World Funds --
Global Government Bond Portfolio

------------------------------------------------------------------------
--------
Distributor (continued)
------------------------------------------------------------------------
--------

of shares; interest and/or carrying charges; and indirect and overhead costs of
Smith Barney associated with the sale of Portfolio shares, including lease, utility, communications and sales promotion expenses.

     The payments to Smith Barney Financial Consultants for selling shares of a
Class include a commission or fee paid by the investor or Smith Barney at the time of sale and, with respect to Class A, Class B and Class C shares, a continuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial Consultants may receive different levels of compensation for selling different Classes of shares.

     Payments under the Plan with respect to Class B and Class C shares are not tied exclusively to the distribution and shareholder services expenses actually incurred by Smith Barney and the payments may exceed distribution expenses actually incurred. The Fund's Board of Directors will evaluate the appropriateness of the Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Smith
Barney, amounts received under the Plan and proceeds of the CDSC.

------------------------------------------------------------------------
--------
Additional Information
------------------------------------------------------------------------
--------

     The Fund, an open-end investment company, was incorporated in Maryland on
March 22, 1991. The Fund has an authorized capital of 1,000,000,000 shares with a par value of $.001 per share. The Board of Directors has authorized the issuance of six series of shares, each representing shares in one of six separate Portfolios and may authorize the issuance of additional series of shares in the future. Class A, Class B, Class C and Class Y shares of the
Portfolio represent interests in the assets of the Portfolio and have identical voting, dividend, liquidation and other rights on the same terms and conditions except that expenses related to the distribution of each Class of shares are borne solely by each Class and each Class of shares has exclusive voting rights with respect to provisions of the Fund's Rule 12b-1 distribution plan which pertain to a particular Class. As described under "Voting" in the Statement of
Additional Information, the Fund ordinarily will not hold meetings of shareholders annually; however, shareholders have the right to call a meeting upon a vote of 10% of the Fund's outstanding shares for the purpose of voting to remove directors, and the Fund will assist shareholders in calling such a meeting as required by the 1940 Act. Shares do not have cumulative voting rights or preemptive rights and are fully paid, transferable and nonassessable when issued for payment as described in this Prospectus.

Smith Barney World Funds --
Global Government Bond Portfolio

------------------------------------------------------------------------
--------
Additional Information (continued)
------------------------------------------------------------------------
--------


     The Chase Manhattan Bank, located at 4 Chase Metrotech Center,
Brooklyn,
New York 11245, serves as custodian of the Portfolio's investments.


     First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as the Fund's transfer agent.

     The Fund sends shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the Fund at the end of the period covered. In an effort to reduce the Fund's printing and mailing costs, the Fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the Fund also plans to consolidate the mailing of its Prospectus so that a shareholder having multiple accounts (that is, individual, IRA and/or Self-Employed Retirement Plan accounts) will receive a single Prospectus annually. Shareholders who do not want this consolidation to apply to their account should contact their Smith Barney Financial Consultant or the Fund's transfer agent.

                                                                   SMITH
BARNEY
                                                                   -----
-------
                                               A member of
TravelersGroup [Logo]






Smith Barney
                                                               World
Funds, Inc.
                                                               Global
Government
                                                                  Bond
Portfolio


                                                            388
Greenwich Street
                                                        New York, New
York 10013



                                                                   FD
0666 12/96



Part B

SMITH BARNEY WORLD FUNDS, INC.
388 Greenwich Street
New York, New York 10013

STATEMENT OF ADDITIONAL INFORMATION

February 28, 1997

	Shares of Smith Barney World Funds, Inc. (the "Fund") are offered with a choice of six Portfolios:

	The Global Government Bond Portfolio seeks as high a level of current income and capital appreciation as is consistent with its policy of investing principally in high quality bonds of the United States and foreign governments.

	The International Equity Portfolio seeks a total return on its assets from growth of capital and income. The Portfolio seeks to achieve its objective principally through a diversified portfolio of equity securities of established non-United States issuers.

	The Pacific Portfolio seeks long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of companies in the Asian Pacific Countries.

	The European Portfolio seeks long-term capital appreciation by investing primarily in equity securities of issuers based in countries of Europe.

	The International Balanced Portfolio seeks a competitive total return on its assets from growth of capital and income through a portfolio invested primarily in securities of established non-United States issuers.

	The Emerging Markets Portfolio seeks long term capital appreciation on its assets through a portfolio invested primarily in securities of emerging country issuers. The
Emerging Markets Portfolio is not currently available for investment.

The Fund offers three classes of shares which may be purchased at the next determined net asset value per share plus a sales charge which, at the election of the investor, may be imposed (i) at the time of purchase (Class A shares) or (ii) on a deferred basis (Class B and Class C shares). A fourth class of shares (the Class Y shares) is sold at net asset value and is available only to investors investing a minimum of $5,000,000. A fifth class of shares of the International Equity Portfolio (the Class Z shares) are offered only to tax-exempt retirement plans of Smith Barney Inc. These alternatives permit an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other circumstances.

This Statement of Additional Information is not a prospectus. It is intended to provide more detailed information about Smith Barney World Funds, Inc. as well as matters already discussed in the Prospectus of the applicable Portfolio and therefore should be read in conjunction with each Prospectus dated February 28, 1997 for the International Equity Portfolio, the Global Government Bond Portfolio, the Pacific Portfolio, the European Portfolio, the International Balanced Portfolio and the Emerging Markets Portfolio, which may be obtained from the Fund or your Smith Barney Financial Consultant.


TABLE OF CONTENTS

		Page

Directors and Officers		    3
Investment Policies		5
Investment Restrictions		14
Additional Tax Information		17
IRA and Other Prototype Retirement Plans		19
Performance Information		20
Determination of Net Asset Value		27
Redemption of Shares		27
Investment Management Agreement and Other Services		27
Custodian		31
Independent Auditors		31
Voting		31
Financial Statements		34
Appendix - Ratings of Debt Obligations		35



	DIRECTORS, ADVISORY DIRECTOR AND OFFICERS

VICTOR K. ATKINS, Director
Retired; 120 Montgomery Street, San Francisco, CA. Former President of Lips Propellers, Inc. Director of two investment companies associated with Smith Barney; 75.

ALGER B. CHAPMAN, Director
Chairman and Chief Executive Officer, Chicago Board of Options Exchange; 400 S. LaSalle, Chicago, Il. Director of seven investment companies associated with Smith Barney; 65.

ROBERT A. FRANKEL, Director
Managing Partner of Robert A. Frankel Managing Consultants, 108 Grand Street, Croton-on-Hudson, NY. Director of seven investment companies associated with Smith Barney. Former Vice President of The Readers Digest; 69.

RAINER GREEVEN, Director
Partner of the law firm of Greeven & Ercklentz; 630 Fifth Avenue, New York, NY. Director of two investment companies associated with Smith Barney; 61.

SUSAN M. HEILBRON, Director
Attorney; 411 West End Avenue, New York, NY. Prior to November 1990, Vice President and General Counsel of MacMillan, Inc. and Executive Vice President of The Trump Organization. Director of two investment companies associated with Smith Barney; 52.

*BRUCE D. SARGENT, Vice President and Director
Managing Director of Smith Barney Inc. ("Smith Barney ") and Vice President and Director of Smith Barney Mutual Fund Management, Inc. (the "Manager"), and four investment companies associated with Smith Barney; 53.

JAMES M. SHUART, Director
President, Hofstra University; 1000 Fulton Avenue, Hempstead, NY. Director of European American Bank; Director of Long Island Tourism and Convention Commission; and Director of Association of Colleges and Universities of the State of New York. Director of two investment companies associated with Smith Barney; 65.

*HEATH P. McLENDON, Chairman of the Board and Chief Executive Officer Managing Director of Smith Barney; Director of forty-one investment companies associated with Smith Barney; President of the Manager; Chairman of Smith Barney Strategy Advisers Inc.; prior to July 1993, Senior Executive Vice President of Shearson Lehman Brothers, Inc., and Vice Chairman of Shearson Asset Management; 63.

*JESSICA BIBLIOWICZ, Director and President
Executive Vice President of Smith Barney, Director of twelve investment companies and President of forty investment companies associated with Smith Barney; prior to January, 1994, Director of Sales and Marketing of Prudential Mutual Funds; prior to September, 1991, Assistant Portfolio Manager to Shearson Lehman Brothers; 37.

*MAURITS E. EDERSHEIM, Chairman of the Fund and Advisory Director Deputy Chairman of Smith Barney International Incorporated; Director and President of Amstel Hudson Management Corp. (offshore investment management); Director Esfinco NV (U.S. subsidiary of Spanish Construction Company). Formerly Deputy Chairman and Director of Drexel Burnham Lambert Incorporated, The Drexel Burnham Lambert Group Inc., and various of their subsidiaries; 78.

*LEWIS E. DAIDONE, Senior Vice President and Treasurer
Managing Director of Smith Barney , and Senior Vice President and
Treasurer of forty-one investment companies associated with Smith
Barney; and Director and Senior Vice President of the Manager. Prior to January 1990, Senior Vice President and Chief Financial Officer of Cortland Financial Group, Inc. and Vice President and Treasurer of its associated investment companies and subsidiary broker-dealer; 39.

*JAMES B. CONHEADY, Vice President
Managing Director of Smith Barney. Formerly First Vice President of Drexel Burnham Lambert Incorporated; 61.

*JEFFREY RUSSELL, Vice President
Managing Director of Smith Barney. Formerly Vice President of Drexel Burnham Lambert Incorporated; 39.

*REIN VAN DER DOES, Vice President
Managing Director of Smith Barney. Formerly Vice President of Drexel Burnham Lambert Incorporated; 57.

*VICTOR S. FILATOV, Vice President
Managing Director of Smith Barney , President and Director of Smith Barney Global Capital Management Inc. Formerly Vice President of J.P. Morgan Securities Inc; 45.

*SIMON R. HILDRETH, Vice President
Senior Vice President of Smith Barney , Managing Director of Smith Barney Global Capital Management Inc. Formerly Director of Mercury Asset Management Ltd; 45.

*DENIS P. MANGAN, Vice President
Vice President of Smith Barney Global Capital Management Inc. Formerly Vice President of J.P. Morgan and Citibank; 46.

*IRVING DAVID, Controller
Vice President of the Manager. Formerly Assistant Treasurer of First Investment Management Company; 36.

*CHRISTINA T. SYDOR, Secretary
Managing Director of Smith Barney and Secretary of forty-one investment companies associated with Smith Barney; Secretary and General Counsel of the Manager; 46.



* Designates an "interested person" as defined in the Investment Company Act of 1940, as amended (the "1940 Act") whose business address is 388 Greenwich Street, New York, New York 10013. Such person is not separately compensated for services as a Fund officer or director.

     On February 2, 1997 directors and officers owned, in the aggregate, less than 1% of the outstanding shares of the International Equity Portfolio, the Global Government Bond Portfolio, the International Balanced Portfolio and the Emerging Markets Portfolio. As of February 2, 1997, the directors and officers as a group owned, in the aggregate, ___% and ___% of the outstanding Class A shares of the European and Pacific Portfolios, respectively.

	The following table shows the compensation paid by the Fund to each director during the Fund's last fiscal year. None of the officers of the Fund received any compensation from the Fund for such period. Officers and interested directors of the Fund are compensated by Smith Barney.


	                                              COMPENSATION TABLE









Name of Person




Aggregate
Compensation
from the Fund

Total
Pension
or
Retirement
Benefits
Accrued as
Part of
Fund
Expenses


Compensatio
n from Fund
and
Complex
Paid
 to
Directors

Number of
Funds for
Which
Director
Serves
Within
Fund
Complex

Victor Atkins
$15,180
0
$27,400
2

Jessica
Bibliowicz
          0
0
         0
12

Alger B.
Chapman
  15,180
0
  83,900
7

Robert A.
Frankel
  15,180
0
  72,875
7

Ranier Greeven
  15,180
0
  27,400
2

Susan M.
Heilbron
  15,180
0
  27,400
2

Heath B.
McLendon
         0
0
          0
41

Bruce D.
Sargent
         0
0
          0
3

James M. Shuart
  15,180
0
  27,400
2



	INVESTMENT POLICIES

	Except as described under "INVESTMENT RESTRICTIONS," the investment policies described in the Prospectuses and in this Statement of Additional Information are not fundamental and the Board of Directors may change such policies without shareholder approval.

	The Fund effects transactions with a view towards attaining each Portfolio's investment objective, and although it is not limited by a predetermined rate of portfolio turnover, it is expected that the annual turnover rate for each of the International Equity Portfolio, the Global Government Bond Portfolio, the European Portfolio, the Pacific Portfolio and the equity portion of each of the International Balanced Portfolio and the Emerging Markets Portfolio will not exceed 100% in normal circumstances and that the annual turnover rate for the debt portion of each of the International Balanced Portfolio and the Emerging Markets Portfolio will not exceed 200% in normal circumstances. A high portfolio turnover results in correspondingly greater transaction costs in the form of brokerage commissions or dealer spreads that a Portfolio will bear directly, and may result in the realization of net capital gains which are taxable when distributed to shareholders. See "Investment Management Agreement and Other Services -Portfolio Transactions" in this Statement of Additional Information.

	Each of the following investment policies is subject to the limitations set forth under "Investment Restrictions."

Repurchase Agreements. As described in the applicable Prospectus, each Portfolio may enter into repurchase agreements. A repurchase agreement is a contract under which a Portfolio acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Portfolio to resell such security at a fixed time and price (representing the Portfolio's cost plus interest). It is each Portfolio's present intention to enter into repurchase agreements only upon receipt of fully adequate collateral and only with commercial banks (whether U.S. or foreign) and registered broker-dealers. Repurchase agreements may also be viewed as loans made by a Portfolio which are collateralized primarily by the securities subject to repurchase. A Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities. Pursuant to policies established by the Board of Directors, the investment adviser monitors the creditworthiness of all issuers with which each Portfolio enters into repurchase agreements.

Reverse Repurchase Agreements. The Fund does not currently intend to commit more than 5% of a Portfolio's net assets to reverse repurchase agreements. The Fund may enter into reverse repurchase agreements with broker/dealers and other financial institutions. Such agreements involve the sale of Portfolio securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and are considered to be borrowings by a Portfolio and are subject to the borrowing limitations set forth under "Investment Restrictions." Since the proceeds of reverse repurchase agreements are invested, this would introduce the speculative factor known as "leverage." The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases it will be able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Portfolio has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and the Fund intends to use the reverse repurchase technique only when the Manager believes it will be advantageous to the Portfolio. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the participating Portfolio's assets. The Fund's custodian bank will maintain a separate account for the Portfolio with securities having a value equal to or greater than such commitments.

Restricted Securities. Each Portfolio may invest in securities the disposition of which is subject to legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on a national securities exchange that are not subject to restrictions on resale. Restricted securities often sell at a price lower than similar securities that are not subject to restrictions on resale.

Securities Lending. Each Portfolio may seek to increase its net investment income by lending its securities provided such loans are callable at any time and are continuously secured by cash or U.S. Government Obligations equal to no less than the market value, determined daily, of the securities loaned. Each Portfolio will receive amounts equal to dividends or interest on the securities loaned. It will also earn income for having made the loan because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending of securities the Fund may pay reasonable finders, administrative and custodial fees. Management will limit such lending to not more than one-third of the value of the total assets of each Portfolio. Where voting or consent rights with respect to loaned securities pass to the borrower, management will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such voting or consent rights if the issues involved have a material effect on the Portfolio's investment in the securities loaned. Apart from lending its securities and acquiring debt securities of a type customarily purchased by financial institutions, no Portfolio will make loans to other persons.

Commercial Bank Obligations. For the purposes of each Portfolio's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks may be general obligations of the parent bank in addition to the issuing bank, or may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Portfolio to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although a Portfolio will typically acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of U.S. $1 billion (or the equivalent thereof), this U.S. $1 billion figure is not a fundamental investment policy or restriction of the Portfolio. For calculation purposes with respect to the U.S. $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

Commercial Paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as one of the Portfolios, pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes. Each Portfolio, therefore, may not invest in a master demand note, if as a result more than 15% of the value of the Portfolio's total assets would be invested in such notes and other illiquid securities.

Writing Covered Call Options. Each Portfolio may write (sell) covered call options for hedging purposes. Covered call options will generally be written on securities and currencies which, in the opinion of the investment adviser, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Portfolio.

	A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold. The Manager and the Fund believe that writing of covered call options is less risky than writing uncovered or "naked" options, which the Portfolios will not do.

	Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Portfolio's investment objective. When writing a covered call option, the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Portfolio has no control over when it may be required to sell the underlying securities or currencies, since the option may be exercised at any time prior to the option's expiration. If a call option which the Portfolio has written expires, the Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security or currency. The security or currency covering the call option will be maintained in a segregated account of the Portfolio's custodian. The Portfolio does not consider a security or currency covered by a call option to be "pledged" as that term is used in the Portfolio's policy which limits the pledging or mortgaging of its assets.

	The premium the Portfolio receives for writing a call option is deemed to constitute the market value of an option. The premium the Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the implied price volatility of the underlying security or currency, and the length of the option period. In determining whether a particular call option should be written on a particular security or currency, the Manager will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the Portfolio for writing covered call options will be recorded as a liability in the Portfolio's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be calculated as described in "Determination of Net Asset Value" in the Prospectus. The liability will be extinguished upon expiration of the option or delivery of the underlying security or currency upon the exercise of the option. The liability with respect to a listed option will also be extinguished upon the purchase of an identical option in a closing transaction.

	Closing transactions will be effected in order to realize a profit or to limit losses on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Portfolio to write another call option on the underlying security or currency with either a different exercise price, expiration date or both. If the Portfolio desires to sell a particular security or currency from its portfolio on which it has written a call option or purchases a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is no assurance that the Portfolio will be able to effect such closing transactions at a favorable price. If the Portfolio cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold, in which case it would continue to be a market risk with respect to the security or currency.

	Each Portfolio will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity are normally higher than those applicable to purchases and sales of portfolio securities.

	Call options written by each Portfolio, other than the International Balanced Portfolio, will normally have expiration dates of less than nine months from the date written. Call options written by the International Balanced Portfolio will normally have expiration dates of less than twelve months from the date written. The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the Portfolio may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

	Each Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Portfolio.

	See "Additional Tax Information" for a discussion of federal income tax treatment of covered call options.

Purchasing Put Options. Each Portfolio may purchase put options. As the holder of a put option, the Portfolio has the right to sell the underlying security or currency at the exercise price at any time during the option period. The Portfolio may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

	Each Portfolio may purchase a put option on an underlying security or currency (a "protective put") owned by the Portfolio as a hedging technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Portfolio, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when the Manager deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

	Each Portfolio may also purchase put options at a time when the Portfolio does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Portfolio seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Portfolio will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

	The premium paid by a Portfolio when purchasing a put option will be recorded as an asset in the Portfolio's statement of assets and liabilities. This asset will be adjusted daily to the option's current market value, which will be calculated as described in "Determination of Net Asset Value" in the Prospectus. The asset will be extinguished upon expiration of the option or the delivery of the underlying security or currency upon the exercise of the option. The asset with respect to a listed option will also be extinguished upon the writing of an identical option in a closing transaction.

Purchasing Call Options. Each Portfolio may purchase call options. As the holder of a call option, a Portfolio has the right to purchase the underlying security or currency at the exercise price at any time during the option period. The Portfolio may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. Call options may be purchased by the Portfolio for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options enables the Portfolio to acquire the security or currency at the exercise price of the call option plus the premium paid. At times the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique may also be useful to the Portfolio in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security or currency itself, the Portfolio is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

	Each Portfolio may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of the Portfolio's current return.

Interest Rate and Currency Futures Contracts. Each Portfolio may enter into interest rate or currency futures contracts ("Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or committed to be acquired by the Portfolio. A Portfolio's hedging may include holding Futures as an offset against anticipated changes in interest or currency exchange rates. A Portfolio may also enter into Futures Contracts based on financial indices including any index of U.S. Government securities, foreign government securities or corporate debt securities. The International Equity Portfolio and the Pacific Portfolio and the International Balanced Portfolio may also enter into Futures Contracts for non-hedging purposes, subject to applicable law.

	A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument or currency for a specified price at a designated date, time and place. The purchaser of a Futures Contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract ("current contract value") and the price at which the contract was originally struck. No physical delivery of the debt securities underlying the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times that the Futures Contract is outstanding.

	Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Portfolio's exposure to interest rate and currency exchange rate fluctuations, the Portfolio may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

	Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts are usually closed out before the delivery date. Closing out an open
Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Portfolio realizes a gain; if it is more, the Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Portfolio realizes a gain;
if it is less, the Portfolio realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Portfolio will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the Portfolio is not able to enter into an offsetting transaction, the Portfolio will continue to be required to maintain the margin deposits of the underlying financial instrument or currency on the relevant delivery date. The Fund intends to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

	As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Treasury Bills on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (i.e., on a specific date in September, the "delivery month") by the purchase of another Futures Contract of September Treasury Bills on the same exchange. In such instance the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Portfolio.

	Persons who trade in Futures Contracts may be broadly classified as "hedgers" and "speculators." Hedgers, whose business activity involves investment or other commitment in securities or other obligations, use the Futures markets to offset unfavorable changes in value that may occur because of fluctuations in the value of the securities and obligations held or committed to be acquired by them or fluctuations in the value of the currency in which the securities or obligations are denominated. Debtors and other obligers may also hedge the interest cost of their obligations. The speculator, like the hedger, generally expects neither to deliver nor to receive the financial instrument underlying the Futures Contract, but, unlike the hedger, hopes to profit from fluctuations in prevailing interest rates or currency exchange rates.

	Each Portfolio's Futures transactions will be entered into for traditional hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Portfolio owns, or Futures Contracts will be purchased to protect a Portfolio against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. The International Equity Portfolio, the Pacific Portfolio, the International Balanced Portfolio and the Emerging Market Portfolio may each also enter into Futures transactions for non-hedging purposes, subject to applicable law.

	"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by the Portfolio with a broker in order to initiate Futures trading and to maintain the Portfolio's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure the Portfolio's performance of the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded, and may be significantly modified from time to time by the exchange during the term of the Futures Contract. Futures Contracts are customarily purchased and sold on margins, which may be 5% or less of the value of the Futures Contract being traded.

	If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin deposit ("variation margin"). If, however, the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, it is anticipated that the broker will pay the excess to the Portfolio.
In computing daily net asset values, the Portfolio will mark to market the current value of its open Futures Contracts. Each Portfolio expects to earn interest income on its margin deposits.

Risks of Using Futures Contracts. The prices of Futures Contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

	At best, the correlation between changes in prices of Futures Contracts and of the securities or currencies being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for debt securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading, with respect to interest rate levels, maturities, and creditworthiness of issuers. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

	Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract. A Portfolio, however, would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline. Where a Portfolio enters into Futures transactions for non-hedging purposes, it will be subject to greater risks and could sustain losses which are net offset by gains on other portfolio assets.

	Furthermore, in the case of a Futures Contract purchase, in order to be certain that each Portfolio has sufficient assets to satisfy its obligations under a Futures Contract, the Portfolio segregates and commits to back the Futures Contract an amount of cash, U.S. Government securities and other liquid, high-grade debt securities equal in value to the current value of the underlying instrument less the margin deposit.

	Most United States Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some Futures traders to substantial losses.

	See "Additional Tax Information" for a discussion of federal tax treatment of Futures Contracts.

Options on Futures Contracts. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the Futures Contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities or currencies upon which the Futures Contracts are based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

	As an alternative to purchasing call and put options on Futures, each Portfolio may purchase call and put options on the underlying securities or currencies themselves (see "Purchasing Put Options" and "Purchasing Call Options" above). Such options would be used in a manner identical to the use of options on Futures Contracts.

	To reduce or eliminate the leverage then employed by the Portfolio or to reduce or eliminate the hedge position then currently held by the Portfolio, the Portfolio may seek to close out an option position by selling an option covering the same securities or currency and having the same exercise price and expiration date. The ability to establish and close out positions on options on Futures Contracts is subject to the existence of a liquid market. It is not certain that this market will exist at any specific time.

	In order to assure that the Portfolios will not be deemed to be "commodity pools" for purposes of the Commodity Exchange Act, regulations of the Commodity Futures Trading Commission ("CFTC") require that each Portfolio enter into transactions in Futures Contracts and options on Futures Contracts only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions does not exceed 5% of the liquidation value of the Portfolio's assets. The Global Government Bond Portfolio and the European Portfolio will enter into transactions in Futures Contracts and options on Futures Contracts only for hedging purposes.

Forward Currency Contracts and Options on Currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Portfolio may either accept or make delivery of the currency at the maturity of the forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Each Portfolio engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Portfolio might sell a particular foreign currency forward, for example, when it holds bonds denominated in that currency but anticipates, and seeks to be protected against, decline in the currency against the U.S. dollar. Similarly, a Portfolio might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, a Portfolio might purchase a currency forward to "lock in" the price of securities denominated in that currency which it anticipates purchasing.

	The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Portfolio may not always be able to enter into foreign currency forward contracts at attractive prices and this will limit the Portfolio's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to a Portfolio's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying the Portfolio's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Portfolio's assets that are the subject of such cross-hedges are denominated.

	Forward contracts are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and is consummated without payment of any commission. Each Portfolio, however, may enter into forward contracts with deposit requirements or commissions.

	A put option gives a Portfolio, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives a Portfolio, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. A
Portfolio might purchase a currency put option, for example, to protect itself during the contract period against a decline in the value of a currency in which it holds or anticipates holding securities. If the currency's value should decline, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise, any gain to the Portfolio would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value of a currency in which the Portfolio anticipates purchasing securities.

	Each Portfolio's ability to establish and close out positions in foreign currency options is subject to the existence of a liquid market. There can be no assurance that a liquid market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

	A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options.
Exchange markets for options on foreign currencies exist but are relatively new, and the ability to establish and close out positions on the exchanges is subject to maintenance of a liquid secondary market. Closing transactions may be effected with respect to options traded in the over-the-counter ("OTC") markets (currently the primary markets for options on foreign currencies) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. Although each Portfolio intends to purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. In such event, it may not be possible to effect closing transactions with respect to certain options, with the result that the Portfolio would have to exercise those options which it has purchased in order to realize any profit. The staff of the Securities and Exchange Commission has taken the position that, in general, purchased OTC options and the underlying securities used to cover written OTC options are illiquid securities. However, a Portfolio may treat as liquid the underlying securities used to cover written OTC options, provided it has arrangements with certain qualified dealers who agree that the Portfolio may repurchase any option it writes for a maximum price to be calculated by a predetermined formula. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Swap Agreements. Among the hedging transactions into which the Portfolios may enter are interest rate swaps and the purchase or sale of interest rate caps and floors. Each Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. Each Portfolio intends to use these transactions as a hedge and not as a speculative investment. Each Portfolio will not sell interest rate caps or floors that it does not own. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor.

	A Portfolio may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted but, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the investment adviser and the Portfolios believe such obligations do not constitute senior securities and, accordingly will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of a Portfolio's obligations over its entitlement with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by a custodian that satisfies the requirements of the Investment Company Act of 1940. The Portfolios will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, a Portfolio will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps.

	New options and futures contracts and various combinations thereof continue to be developed and the Portfolios may invest in any such options and contracts as may be developed to the extent consistent with its investment objective and regulatory requirements applicable to investment companies.

	The Articles of Incorporation of the Fund permit the Board of Directors to establish additional Portfolios of the Fund from time to time. The investment objectives, policies and restrictions applicable to additional Portfolios would be established by the Board of Directors at the time such Portfolios were established and may differ from those set forth in the Prospectus and this Statement of Additional Information.

	INVESTMENT RESTRICTIONS

	The Fund has adopted the following restrictions and fundamental policies that cannot be changed without approval by a "vote of a majority of the outstanding voting securities" of each Portfolio affected by the change as defined in the Investment Company Act of 1940 (the "Act") and Rule 18f-2 thereunder (see "Voting").

	Without the approval of a majority of its outstanding voting securities, the Global Government Bond Portfolio may not:

	1. Change its subclassification as an open-end fund; 2. Change its subclassification as a non-diversified company; 3. Invest more than 25% of its total assets in a particular industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities; 4. Purchase any securities on margin, provided that the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with futures contracts subject to Investment Restriction 14. below; 5. Make short sales of securities or maintain a short position in securities unless at all times when a short position in securities is open, the Portfolio owns or has the right to obtain, at no added cost, securities identical to those sold short; 6.
Buy or sell real estate (including real estate limited partnerships) and real estate mortgage loans, commodities or commodity contracts, or issue senior securities; however, the Portfolio may invest in debt securities secured by real estate or interests therein or issued by companies that invest in real estate or interest therein, including real estate investment trusts, provided such securities are readily marketable and may purchase or sell currencies (including forward currency contracts), futures contracts and related options generally as described in the Prospectus and this Statement of Additional Information and subject to Investment Restriction 14. below; 7. Invest in securities of another investment company except as permitted by Section 12(d) (1)(A) of the Investment Company Act of 1940 or as part of a merger, consolidation, or acquisition; 8. Have more than 15% of its total assets at any time invested in or subject to puts, calls or combinations thereof; 9. Borrow money, except from banks for temporary or emergency purposes not in excess of 33 1/3% of the value of the Portfolio's total assets.
Whenever such borrowings exceed 5% of the value of the Portfolio's total assets, the Portfolio will not make any additional investments. This restriction shall not prevent the Portfolio from entering into reverse repurchase agreements, provided that reverse repurchase agreements and any other transactions constituting borrowing by the Portfolio may not exceed one-third of the Portfolio's total assets. In the event that the asset coverage for the Portfolio's borrowings falls below 300%, the Portfolio would reduce, within three days (excluding Saturdays, Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage; 10. Pledge, mortgage or hypothecate its assets other than (i) in connection with the investment strategies described in Investment Restriction 9. above, (ii) to secure letters of credit solely for purposes of participating in a captive insurance company sponsored by the Investment Company Institute to provide fidelity and directors and officers liability insurance, or (iii) in connection with short sales and collateral arrangements with respect to options and Futures Contracts including deposits of initial and variation margin; 11. Make loans, except the Portfolio may purchase debt obligations, enter into repurchase agreements and lend its securities; 12. Acquire securities subject to restrictions on disposition or securities for which there is no readily available market; enter into repurchase agreements, or purchase time deposits or variable amount master demand notes, if any of the foregoing have a term or demand feature of more than seven days; or purchase OTC options or set aside assets to cover OTC options written by the Portfolio if, immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Portfolio's total assets; 13. Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933; 14. Enter into a futures contract or a commodity option other than for bona fide hedging purposes and, if, as a result thereof, more than 5% of the Portfolio's total assets (taken at market value at the time of entering into the contract or commodity option) would be committed to initial margin on futures contracts and premiums on commodity options all within the meaning of Regulation 4.5 of the Commodity Futures Trading Commission;
and 15. Invest in companies for the purpose of exercising control or management.

	In order to comply with certain state statutes and policies, the Global Government Bond Portfolio also will not, as a matter of operating policy:

	1. Purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Portfolio may invest in, or sponsor such programs; 2. Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation; 3. Purchase or retain the securities of any issuer, if those individual officers and directors of the issuer, its investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer; and 4. Purchase puts, calls, straddles, spreads, and any combination, thereof if by reason, thereof the value of its aggregate investment in such classes of securities will exceed 5% of its total assets.

	A further investment policy of the Global Government Bond Portfolio, which may be changed by action of the Fund's Board of Directors without shareholder approval, is that the Portfolio shall not invest in securities of an issuer if the investment would cause the Portfolio to own more than 10% of any class of securities of any one issuer.

	Without the approval of a majority of its outstanding voting securities, the International Equity Portfolio, the Pacific Portfolio, the European Portfolio, the International Balanced Portfolio and the Emerging Markets Portfolio each may not:

	1. Purchase the securities of issuers conducting their principal business activities in the same industry if immediately after a particular purchase the value of the Portfolio's investments in such industry would exceed 25% of the value of its total assets; 2. (a) With respect to the International Equity Portfolio only, purchase the securities of any one issuer, if immediately after such purchase (i) more than 5% of the value of the total assets of the Portfolio would be invested in securities of such issuer, provided that such limitation does not apply to the U.S. Government, its agencies or instrumentalities, or (ii) the Portfolio would own more than 10% of the outstanding voting securities of such issuer; (b) With respect to 75% of the value of the total assets of each of the European Portfolio and the Pacific Portfolio, purchase the securities of any one issuer, if immediately after such purchase (i) more than 5% of the value of the total assets of the Portfolio would be invested in securities of such issuer, provided that such limitation does not apply to the U.S. Government, its agencies or instrumentalities, or (ii) the Portfolio would own more than 10% of the outstanding voting securities of such issuer (under the 1940 Act, each Portfolio may not, under any circumstance, own more than 10% of the outstanding voting securities of an issuer); (c) With respect to 50% of the value of the total assets of the International Balanced Portfolio, purchase the securities of any one issuer, if immediately after such purchase more than 5% of the value of the total assets of the Portfolio would be invested in securities of such issuer, provided that such limitation does not apply to the U.S. Government, its agencies or instrumentalities, or (ii) the Portfolio would own more than 10% of the outstanding voting securities of such issuer (under the 1940 Act, the Portfolio may not, under any circumstance, own more than 10% of the outstanding voting securities of an issuer); (d) With respect to 50% of the value of the total assets of the Emerging Markets Portfolio, purchase the securities of any one issuer, if immediately after such purchase more than 5% of the value of the total assets of the Portfolio would be invested in securities of such issuer, provided that such limitation does not apply to the U.S. Government, its agencies or instrumentalities; (e) with respect to the Emerging Markets Portfolio, purchase more than 10% of the outstanding voting securities of any issuer); 3. Invest in real estate or real estate mortgage loans, real estate limited partnerships, commodities or commodity contracts, or interests in oil, gas and/or mineral exploration or development programs (including mineral leases), except for purchases of currencies and futures and options and other related contracts as described in the Prospectus from time to time and except for the purchase of marketable securities issued by companies that have such interests; 4. Purchase securities of any other registered investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets; provided, however, that each of the European, Pacific, International Balanced and Emerging Markets Portfolios may also purchase shares of other investment companies pursuant to Section 12(d)(1)(A) of the Investment Company Act of 1940;
5. Make investments in securities for the purpose of exercising control over or managing the issuer; 6. Make loans, except, to the extent any of such transactions may be deemed to be loans, for (a) the purchase of publicly distributed debt securities, (b) entry into repurchase agreements or (c) the lending of its securities; 7. Purchase securities of any issuer (including any predecessor) which has been in operation for less than three years if immediately after such purchase more than 5% of the value of the total assets of the Portfolio would be invested in such securities; 8. Sell securities short, unless at all times when a short position is open the Portfolio owns an equal amount of the securities or of securities convertible into, or exchangeable without payment of any further consideration for, securities of the same issue as the securities sold short; 9. Issue securities senior to its common stock or borrow money, except that the Portfolio may borrow money from banks to provide greater liquidity or to make additional portfolio investments so long as the aggregate amount borrowed does not exceed 10% of the value of the European Portfolio's total assets (including the proceeds of the borrowing) or 25% of the value of each of the International Equity Portfolio's, the Pacific Portfolio's or the Emerging Markets Portfolio's total assets, or 33-1/3% of the International Balanced Portfolio's total assets, as the case may be, (including the proceeds of the borrowing) immediately after the borrowing and so long as the Portfolio maintains asset coverage ratios specified in the Act. This restriction shall not prevent a Portfolio from entering into reverse repurchase agreements, provided that reverse repurchase agreements and any transactions constituting borrowing by the Portfolio may not exceed one-third of the Portfolio's total assets. 10. Mortgage or pledge any assets except to secure borrowings permitted under the previous restriction; 11. Purchase the securities of an issuer if, at the time of such purchase, one or more of the directors or officers of the Fund or the investment adviser individually own beneficially more than .5% of the outstanding securities of such issuer and together such trustees, directors and officers owning more than .5% own beneficially more than 5% of such securities; 12. Purchase a security which is not readily marketable, which is subject to legal or contractual restrictions, including repurchase agreements and interest rate swaps having more than seven days remaining to maturity, if, as a result, more than 5% of total assets with respect to the International Equity Portfolio and more than 15% of total assets with respect to each of the Pacific Portfolio, the European Portfolio, the International Balanced Portfolio and the Emerging Markets Portfolio would consist of such securities; provided that each of the Pacific, European, and International Balanced Portfolios will not invest more than 5% of its assets in securities that are restricted from sale to the public until they have been registered under the Securities Act of 1933; or act as an underwriter, except in connection with the resale of portfolio securities; or 13. Purchase any securities on margin, provided that the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities and except that it may make margin deposits in connection with futures contracts.

	In order to comply with certain state statutes and policies, the International Equity Portfolio, the Pacific Portfolio, the European Portfolio, the International Balanced Portfolio and the Emerging Markets Portfolio each may not:

	1. Purchase warrants if as a result the Portfolio would then have more than 5% of its net assets (determined at the time of investment) invested in warrants. Warrants will be valued at the lower of cost or market and investment in warrants which are not listed on the New York
Stock Exchange or American Stock Exchange will be limited to 2% of the Portfolio's net assets (determined at the time of investment). For the purpose of this limitation, warrants acquired in units or attached to securities are deemed to be without value.


	ADDITIONAL TAX INFORMATION

	The following summary addresses the principal United States income tax considerations regarding the purchase, ownership and disposition of shares in a Portfolio of the Fund.

General

	Each Portfolio intends to qualify and elect to be treated for each taxable year as a "regulated investment company" under Sections 851-855 of the Code. To so qualify, a Portfolio must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, proceeds from loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency, or certain other income (including but not limited to gains from options, futures and forward contracts) derived from its business of investing in stock, securities or currency; (ii) derive less than 30% of its gross income in each taxable year from the sale or other disposition of any of the following which was held for less than three months: (a) stocks or securities, (b) options, futures or forward contracts (other than options, futures or forward contracts on foreign currency), or (c) foreign currency (or options, futures or forward contracts on foreign currency), but only if such currency (or options, futures or forward contracts) is not directly related to the Portfolio's principal business of investing in stock or securities (or options or futures with respect to stock or securities); and (iii) diversify its holdings so that, at the end of each quarter of its taxable year, the following two conditions are met: (a) at least 50% of the market value of the Portfolio's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Portfolio's assets and not more than 10% of the outstanding voting securities of such issuer;
and (b) not more than 25% of the value of the Portfolio's assets is invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies). The diversification requirements described above may limit the Portfolio's ability to engage in hedging transactions by writing or buying options or by entering into futures or forward contracts.

	Foreign currency gains that are not directly related to a Portfolio's principal business of investing in stock or securities, or options or forward contracts thereon, might be excluded by regulations from income that counts toward the 90% gross income requirement described above.

	As a regulated investment company, each Portfolio will not be subject to U.S. federal income tax on net investment income and net long-term capital gains distributed to shareholders if, as is intended, the Portfolio distributes at least 90% of its ordinary income and net short-term capital gains to the Portfolio's shareholders each year.

	Each Portfolio, however, will generally be subject to a nondeductible excise tax of 4% to the extent that it does not meet certain minimum distribution requirements as of the end of each calendar year. Each Portfolio intends to make timely distributions of its income (including any net capital gains) in compliance with these requirements. As a result, it is anticipated that each Portfolio will not be subject to the excise tax.

	For federal income tax purposes, dividends declared by each Portfolio in October, November or December as of a record date in such month and which are actually paid in January of the following year will be treated as if they were paid on December 31. These dividends will be taxable to shareholders in the year declared, and not in the year in which shareholders actually receive the dividend.


	Gains or losses that a Portfolio recognizes upon the sale or other disposition of stock or securities will be treated as long-term capital gains or losses if the securities have been held by it for more than one year, except in certain cases where the Portfolio sells the stock or security short or acquires a put or writes a call thereon. Other gains or losses on the sale of stock or securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on stock or securities will generally be treated
as gains and losses from the sale of stock or securities.   If an option
written for a Portfolio lapses or is terminated through a closing transaction the Portfolio may realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid in the closing transaction. If a Portfolio sells stock or securities pursuant to the exercise of a call option written by it, the Portfolio will add the premium received to the sale price of the stock or securities delivered in determining the amount of gain or loss on the sale. The requirement that a Portfolio derive less than 30% of its gross income from gains from the sale of stock or securities held for less than three months may limit the Portfolio's ability to acquire put options or make short sales.

	Under the Code, gains or losses attributable to foreign currency contracts, or to fluctuations in exchange rates between the time a Portfolio accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects such income or pays such liabilities, are treated as ordinary income or ordinary loss. Similarly, gains or losses on the disposition of debt securities held by the Portfolio denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

	Forward currency contracts, options and futures contracts entered into by a Portfolio may create "straddles" for federal income tax purposes and this may affect the character and timing of gains or losses realized by the Portfolio on such contracts or options or on the underlying securities. Under regulations yet to be issued, straddles may also result in the loss of the holding period of underlying property, and therefore, the Portfolio's ability to enter into forward currency contracts, options and futures contracts may be limited by the 30% of gross income test described above.

	Certain options, futures and foreign currency contracts held by a Portfolio at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes; that is, treated as having been sold at market value. Sixty percent of any capital gain or loss recognized on these deemed sales and on actual dispositions will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss regardless of how long the Portfolio has held such options or contracts.

	If a Portfolio purchases shares in certain foreign investment entities, referred to as "passive foreign investment companies," the Portfolio itself may be subject to U.S. federal income tax and an additional charge in the nature of interest on a portion of any "excess distribution" from such company or gain from the disposition of such shares, even if the distribution or gain is distributed by the Portfolio to its shareholders in a manner that satisfies the requirements described above. If the Portfolio were able and elected to treat a passive foreign investment company as a "qualified electing fund," in lieu of the treatment described above, the Portfolio would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements described above, the Portfolio's pro rata share of the ordinary earnings and net capital gains of the company, whether or not actually received by the Portfolio.

Distributions.

	If the net asset value of shares of a Portfolio is reduced below a shareholder's cost as a result of distribution by the Portfolio, such distribution will be taxable even though it represents a return of invested capital.

Redemption of Shares.

	Any gain or loss realized on the redemption or exchange of Portfolio shares by a shareholder who is not a dealer in securities will be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss.

	However, any loss realized by a shareholder upon the redemption or exchange of Portfolio shares held six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares. Additionally, any loss realized on a redemption or exchange of Portfolio shares will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending
30 days after such disposition, such as pursuant to reinvestment of dividends in Portfolio shares.


	IRA AND OTHER PROTOTYPE RETIREMENT PLANS

	Copies of the following plans with custody or trust agreements have been approved by the Internal Revenue Service and are available from the Fund or Smith Barney ; investors should consult with their own tax or retirement planning advisors prior to the establishment of a plan.



IRA, Rollover IRA and Simplified Employee Pension - IRA

	The Tax Reform Act of 1986 (the "Tax Reform Act") changed the eligibility requirements for participants in Individual Retirement Accounts ("IRAs"). Under the Tax Reform Act's new provisions, if you or your spouse have earned income and neither you nor your spouse is an active participant in an employer-sponsored retirement plan, each of you may establish an IRA and make maximum annual contributions equal to the lesser of earned income or $2,000. If your spouse is not employed, you may contribute and deduct on your joint return a total of $2,250 between two IRAs.

	If you or your spouse is an active participant in an employer-sponsored retirement plan, a deduction for contributions to an IRA might still be allowed in full or in part, depending on your combined adjusted gross income. For married couples filing jointly, a full deduction for contributions to an IRA will be allowed where the couples' adjusted gross income is below $40,001 ($25,001 for an unmarried individual); a partial deduction will be allowed when adjusted gross income is between $40,001 - $50,000 ($25,001-$35,000 for an unmarried individual); and no deduction when adjusted gross income is $50,000 ($35,000 for an unmarried individual). Shareholders should consult their tax advisors concerning the effects of the Tax Reform Act on the deductibility of their IRA contributions.

	A Rollover IRA is available to defer taxes on lump sum payments and other qualifying rollover amounts (no maximum) received from another retirement plan.

	An employer who has established a Simplified Employee Pension - IRA ("SEP-IRA") on behalf of eligible employees may make a maximum annual contribution to each participant's account of 15% (up to $30,000) of each participant's compensation.

	In addition, certain small employers (those who have 25 or fewer employees) can establish a Simplified Employee Pension Plan - Salary Reduction Plan ("SEP - Salary Reduction Plan") under which employees can make elective pre-tax contributions of up to $9,240 of gross income. Consult your tax advisor for special rules regarding establishing either type of SEP. An ERISA disclosure statement providing additional details is included with each IRA application sent to participants.


Paired Defined Contribution Prototype

	Corporations (including Subchapter S corporations) and non-corporate entities may purchase shares of the Fund through the Smith Barney
Prototype Paired Defined Contribution Plan. The prototype permits adoption of profit-sharing provisions, money purchase pension provisions, or both, to provide benefits for eligible employees and their beneficiaries. The prototype provides for a maximum annual tax deductible contribution on behalf of each Participant of up to 25% of compensation, but not to exceed $30,000 (provided that a money purchase pension plan or both a profit-sharing plan and a money purchase pension plan are adopted thereunder).



	PERFORMANCE INFORMATION

	From time to time the Fund may advertise a Portfolio's total return, average annual total return and yield in advertisements. In addition, in other types of sales literature the Fund may include a Portfolio's current dividend return. These figures are based on historical earnings and are not intended to indicate future performance. The total return shows what an investment in the Portfolio would have earned over a specified period of time (one, five or ten years) assuming the payment of the maximum sales load when the investment was first made, that all distributions and dividends by the Portfolio were invested on the reinvestment dates during the period less all recurring fees. The average annual total return is derived from this total return, which provides the ending redeemable value. The Fund may also quote the Portfolio's total return for present shareholders that eliminates the sales charge on the initial investment. The following chart reflects the financial performance of the Portfolios through the period ended
October 31, 1995 for the one and five year periods and since inception:

Average Annual Total Returns
SEC Returns
		5 Year	Since Inception
Name of Portfolio	Class	1 Year	Annualized	Cumulative	Annualized	Cumulative

International Equity1
  inception: 2-18-86	A	____%	____%	____%	____%	___%
  inception: 11-7-94	B	____%	-	-	____%	___%
  inception:  1-4-93	C	___%	-	-	___%	___%
  inception: 6-16-94	Y	____%	-	-	___%	-
Global Government Bond
  inception: 7-22-91	A	___%	-	-	___%	___%
  inception: 11-18-94	B	-	-	-	____%	____%
  inception:  1-4-93	C	____%	-	-	___%	____%
  inception: 2-19-93	Y	____%	-	-	____%	____%
International Balanced
  inception: 8-25-94	A	____%	-	-	____%	____%
  inception: 11-7-94	B	-	-	-	____%	____%
  inception: 8-25-94	C	___%	-	-	____%	____%
  inception: 11-7-94	Y	-	-	-	-	-
Pacific
  inception:  2-7-94	A	____%	-	-	___%	%
  inception: 11-7-94	B	-	-	-	____%	___%
  inception: 2-14-94	C	____%	-	-	___%	____%
  inception: 11-7-94	Y	-	-	-	-	-

European
  inception:  2-7-94	A	____%	-	-	_____%
	___%
  inception: 11-7-94	B	-	-	-	_____%
	____%
  inception: 2-14-94	C	____%	-	-	_____%
	____%
  inception: 11-7-94	Y	-	-	-	-	-

Emerging Markets
  inception: 5-11-95	A	-	-	-	_____%
	_____%
  inception: 5-11-95	B	-	-	-	____%	_____%
  inception: 5-11-95	C	-	-	-	_____%
	_____%
  inception: 5-11-95	Y	-	-	-	-	-



	1The International Equity Portfolio's performance record includes the performance of the Fenimore International Fund through November 22, 1991. The shareholders of Fenimore International Fund approved a reorganization with the Portfolio at their October 31, 1991 shareholders meeting. As a result, all shares of Fenimore International Fund were exchanged at the close of business on November 22, 1991 for shares of the Portfolio. Prior to November 22, 1991 the Portfolio had not made an offering of its shares.


	Note that, prior to November 7, 1994, (i) with respect to each Portfolio, Class C shares were designated as Class B shares; and (ii) with respect to Global Government Bond Portfolio, Class Y shares were designated as Class C shares. Note further, that effective October 3, 1994, with respect to the International Equity, International Balanced, European and Pacific Portfolios, Class C shares of each such Portfolio were reclassified as additional Class A shares.

	The Global Government Bond Portfolio's yield is computed by dividing the net investment income per share earned during a specified thirty day period by the maximum offering price per share on the last day of such period and analyzing the result. For purposes of the yield calculation, interest income is determined based on a yield to maturity percentage for each long-term debt obligation in the portfolio; income on short-term obligations is based on current payment rate.

	The Fund calculates current dividend return for each Portfolio by dividing the dividends from investment income declared during the most recent twelve months by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. From time to time, the Fund may include the Portfolio's current dividend return in information furnished to present or prospective shareholders and in advertisements.

	Each Portfolio's current dividend return may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing the Portfolio's current dividend return to yields published for other investment companies and other investment vehicles. Current dividend return should also be considered relative to changes in the value of the Portfolio's shares and to the risks associated with the Portfolio's investment objective and policies. For example, in comparing current dividend returns with those offered by Certificates of Deposit ("CDs"), it should be noted that CDs are insured (up to $100,000) and offer a fixed rate of return.

	Performance information may be useful in evaluating a Portfolio and for providing a basis for comparison with other financial alternatives. Since the performance of the Portfolio changes in response to fluctuations in market conditions, interest rates and Portfolio expenses, no performance quotation should be considered a representation as to the Portfolio's performance for any future period.

	A Portfolio may from time to time compare its investment results with the following:

	(1) Various Salomon Brothers World Bond Indices and J.P. Morgan Global Bond Indices, which measure the total return performance of high-quality securities in major sectors of the worldwide bond markets.

	(2) The Shearson Lehman Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S.
Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. Government
(excluding mortgage backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's Investors Service or BBB by Standard and Poor's Corporation, or, in the case of nonrated bonds, BBB by Fitch Investors Service (excluding Collateralized
Mortgage Obligations).

	(3) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates (based on figures supplied by the U.S. League of Savings Institutions).
Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.

	(4) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).

	(5) Data and mutual fund rankings published or prepared by Lipper Analytical Services, Inc., which ranks mutual funds by overall performance, investment objectives and assets.

	(6) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

	(7) Standard & Poor's "500" Index ("S&P 500") which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the U.S.

	(8) Salomon Brothers Broad Investment Grade Index which is a widely used index composed of U.S. domestic government, corporate and mortgage-back fixed income securities.

	(9) Dow Jones Industrial Average.

	(10) Financial News Composite Index.

	(11) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital
International Europe, Australia, Far East Index ("EAFE Index").
The EAFE index is an unmanaged index of more than 800 companies of Europe, Australia and the Far East.

	(12) Data and comparative performance rankings published or prepared by CDA Investment Technologies, Inc.

	(13) Data and comparative performance rankings published or prepared by Wiesenberger Investment Company Service.

	Indices prepared by the research departments of such financial organizations as Salomon Brothers, Inc., Merrill Lynch, Pierce, Fenner & Smith, Inc., Bear Stearns & Co., Inc., Morgan Stanley, and Ibbottson Associates may be used, as well as information provided by the Federal Reserve Board. In addition, performance rankings and ratings reported periodically in national financial publications, including but not limited to Money Magazine, Forbes, Business Week, The Wall Street Journal and Barron's may also be used.


World Market Capitalization

	In 1970 U.S. securities represented two-thirds of the world's stock market capitalization. Ten years later, the U.S. percentage had dropped to roughly 50 percent. As of January 1, 1993, companies outside the U.S. comprised approximately 67% of the world's stock market capitalization, according to Morgan Stanley Capital International.

Diversification

	A study of world markets showed that diversification into overseas markets over the last ten years not only reduced risk but also increased returns. The S&P 500, representing the U.S. stock market, and EAFE
Index, representing the markets of Europe, Australia and the Far East, were used as measures of U.S. and non-U.S. market performance.
Portfolios of the indices were combined in varying proportions to determine the optimum risk/return relationship. This showed that the least volatile investment portfolio would have been composed of 70% U.S. equities and 30% foreign equities.

     Since 1985 the U.S. stock market has not ranked among the five best performers.

	The chart below illustrates how $10,000 invested on January 1, 1985 in international equities, as measured by the EAFE Index, would have grown to $51,872 as of December 31, 1994 - and outpaced the major benchmark averages for common stocks, U.S. Government Bonds and inflation.


	DETERMINATION OF NET ASSET VALUE

	The net asset value of each Portfolio's shares will be determined on any day that the New York Stock Exchange ("NYSE") is open. The NYSE is closed on the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


	REDEMPTION OF SHARES

	In conformity with applicable rules of the Securities and Exchange Commission, redemptions may be paid in portfolio securities, in cash or any combination of both, as the Board of Directors may deem advisable; however, payments shall be made wholly in cash unless the Board of Directors believes that economic conditions exist that would make such a practice detrimental to the best interests of the Fund and its remaining shareholders. If a redemption is paid in portfolio securities, such securities will be valued in accordance with the procedures described under "Determination of Net Asset Value" in the Prospectus and a shareholder would incur brokerage expenses if these securities were then converted to cash.

	INVESTMENT MANAGEMENT AGREEMENT AND OTHER SERVICES

Manager

    The Management Agreement for the Global Government Bond Portfolio provides for an annual fee calculated at the rate of 0.75% of the Portfolio's average daily net assets, paid monthly; each of the Management Agreements for the International Equity Portfolio, the Pacific Portfolio, the European Portfolio and the International Balanced Portfolio provides for an annual fee calculated at the rate of 0.85% of the Portfolio's average daily net assets, paid monthly; and the Management Agreement for the Emerging Markets Portfolio provides for an annual fee calculated at the rate of 1.00% of the Portfolio's average daily net assets, paid monthly.

	For the fiscal years 1994, 1995 and 1996, the management fees for each Portfolio were as follows:

 Portfolio	1994	1995	1996

International Equity	$5,320,716	$8,452,273	___
Global Gov't Bond	615,294	901,693	___
European-	34,637	202,500	____
Pacific	-	58,231	74,052	____
International Balanced-	33,036	213,800	____
Emerging Markets	-	69,254	____

For the fiscal period ending October 31, 1994, the manager waived
$34,637, $25,439 and $29,801 of management fees for the European, Pacific and International Balanced Portfolios, respectively, and reimbursed the European Portfolio for expenses in the amount of $10,344.

For the year ended October 31, 1995, the manager waived $8,684, $74,052, $87,233 and $64,107 of management fees for European, Pacific, International Balanced and Emerging Markets Portfolios, respectively, and has agreed to reimburse the Pacific Portfolio for expenses in the amount of $30,862.

     Each Management Agreement further provides that all other expenses not specifically assumed by the Manager under the Management Agreement on behalf of the Portfolio are borne by the Fund. Expenses payable by the Fund include, but are not limited to, all charges of custodians (including sums as custodian and sums for keeping books and for rendering other services to the Fund) and shareholder servicing agents, expenses of preparing, printing and distributing all prospectuses, proxy material, reports and notices to shareholders, all expenses of shareholders' and directors' meetings, filing fees and expenses relating to the registration and qualification of the Fund's shares and the Fund under Federal or state securities laws and maintaining such registrations and qualifications (including the printing of the Fund's registration statements), fees of auditors and legal counsel, costs of performing portfolio valuations, out-of-pocket expenses of directors and fees of directors who are not "interested persons" as defined in the Act, interest, taxes and governmental fees, fees and commissions of every kind, expenses of issue, repurchase or redemption of shares, insurance expense, association membership dues, all other costs incident to the Fund's existence and extraordinary expenses such as litigation and indemnification expenses. Direct expenses are charged to each Portfolio; general corporate expenses are allocated on the basis of the
relative net assets.   Smith Barney Mutual Funds Management Inc., the
investment manager of the Fund, also acts as investment adviser to numerous other open-end investment companies. Smith Barney serves as investment manager of The Inefficient-Market Fund, Inc., a closed-end investment company. Smith Barney also advises profit-sharing and pension accounts. Smith Barney and its affiliates may in the future act as investment advisers for other accounts.

     One of the states in which the shares of the Fund are qualified for
sale imposes limitations on the expenses of the Fund.   Although there
is no certainty that the state limitation will be in effect in the future, these limitations on an annual basis are currently 2.5% of the first $30 million of average daily net assets, 2% of the next $70 million of average daily net assets and 1.5% of the average daily net assets in excess of $100 million.


Distributor

	For the year ended October 31, 1995, the table below represents the fees which have been accrued and/or paid to Smith Barney under the Plans of Distribution pursuant to Rule 12b-1 for the Fund's Portfolios. The distribution expenses for 1995 included compensation of Financial Consultants and printing costs of prospectuses and marketing materials.

      	Pursuant to a Plan of Distribution adopted by the Fund on behalf of each Portfolio under Rule 12b-1 under the Act (the "Plan"), Smith Barney incurs the expenses of distributing the Fund's Class A, Class B and Class C shares. See "Management of the Fund-- Distributor" in the Prospectus.

Portfolio	Class A	Class B	Class C			Total

Int'l Equity	$1,242,420	$725,837	$2,532,126			$4,500,383
Global Gov't	242,291	124,076	33,315			399,682
European	21,781	134,916	14,254			170,951
Pacific	14,078	6,954	23,852			44,884
International Balanced	47,170	19,968	42,859			109,997
Emerging Markets	7,608	32,458	5,967			46,033

	During the fiscal years 1994, 1995 and 1996 aggregate sales commissions of $8,638,000, $1,929,000 and $_______, respectively, were paid to Smith Barney by the purchasers of Fund shares. A contingent deferred sales charge ("CDSC") may be imposed on certain redemptions of Class A, Class B shares and Class C shares. The amount of the CDSC will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. For Class B shares, for each of the Fund's Portfolios except the Global Government Bond Portfolio, the maximum CDSC is 5.00% of redemption proceeds, declining by 1.00% each year after the date of purchase to zero. For Class B shares of each of the Global Government Bond Portfolio the maximum CDSC is 4.50% of redemption proceeds, declining by 0.50% the first year after purchase and by 1.00% each year thereafter to zero. A CDSC of 1.00% is imposed on redemptions of Class A which when combined with Class A shares offered with a sales charge currently held by an investor equal or exceed $500,000 in the aggregate and Class C shares if such redemptions occur within 12 months from the date such investment was made. Any sales charge imposed on redemptions is paid to the distributor of the Fund shares.


Smith Barney will pay for the printing, at printer's overrun cost, of prospectuses and periodic reports after they have been prepared, set in type and mailed to shareholders, and will also pay the cost of distributing such copies used in connection with the offering to prospective investors and will also pay for supplementary sales literature and other promotional costs. Such expenses incurred by Smith Barney are distribution expenses within the meaning of the Plan and may be paid from amounts received by Smith Barney from the Fund under the Plan.

Brokerage and Portfolio Transactions

     The Manager is responsible for allocating the Fund's brokerage. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Smith Barney . No Portfolio will deal with Smith Barney in any transaction in which Smith Barney acts as principal.

     The Fund attempts to obtain the most favorable execution of each portfolio transaction in the International Equity Portfolio, the Pacific Portfolio, the European Portfolio, the International Balanced Portfolio and the Emerging Markets Portfolio, that is, the best combination of net price and prompt reliable execution. In the opinion of the Manager, however, it is not possible to determine in advance that any particular broker will actually be able to effect the most favorable execution because, in the context of a constantly changing market, order execution involves judgments as to price, commission rates, volume, the direction of the market and the likelihood of future change. In making its decision as to which broker or brokers are most likely to provide the most favorable execution, the management of the Fund takes into account the relevant circumstances. These include, in varying degrees, the size of the order, the importance of prompt execution, the breadth and trends of the market in the particular security, anticipated commission rates, the broker's familiarity with such security including its contacts with possible buyers and sellers and its level of activity in the security, the possibility of a block transaction and the general record of the broker for prompt, competent and reliable service in all aspects of order processing, execution and settlement.

     Commissions are negotiated and take into account the difficulty involved in execution of a transaction, the time it took to conclude, the extent of the broker's commitment of its own capital, if any, and the price received. Anticipated commission rates are an important consideration in all trades and are weighed along with the other relevant factors affecting order execution set forth above. In allocating brokerage among those brokers who are believed to be capable of providing equally favorable execution, the Fund takes into consideration the fact that a particular broker may, in addition to execution capability, provide other services to the Fund such as research and statistical information. It is not possible to place a dollar value on such services nor does their availability reduce the Manager's expenses in a determinable amount. These various services may, however, be useful to the Manager or Smith Barney in connection with its services rendered to other advisory clients and not all such services may be used in connection with the Fund.

     The Board of Directors of the Fund has adopted certain policies and procedures incorporating the standard of Rule 17e-1 issued by the Securities and Exchange Commission under the Act which requires that the commissions paid to Smith Barney must be "reasonable and fair compared to the commission fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time." The Rule and the policy and procedures also contain review requirements and require the Manager to furnish reports to the Board of Directors and to maintain records in connection with such reviews.

     In placing orders for the Global Government Bond Portfolio's transactions, the Manager seeks to obtain the best net results. The Manager has no agreement or commitment to place orders with any broker-dealer. Debt securities are generally traded on a "net" basis with a dealer acting as principal for its own account without stated commission, although the price of the security usually includes a profit to the dealer. U.S. and foreign government securities and money market instruments are generally traded in the over-the-counter ("OTC") markets. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the underwriter. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. Dealers may receive commissions on futures, currency and options transactions purchased on behalf of the Portfolio. Commissions or discounts in foreign securities exchanges or OTC markets typically are fixed and generally are higher than those in U.S. securities exchanges or OTC markets.

	Shown below are the total brokerage fees paid by the Fund on behalf of the International Equity Portfolio, European Portfolio, Pacific Portfolio, International Balanced Portfolio and the Emerging Markets Portfolio during 1994, 1995 and 1996. Also shown is the portion paid to Smith Barney and the portion paid to other brokers for the execution of orders allocated in consideration of research and statistical services or solely for their ability to execute the order. During fiscal year
1996, the total amount of commissionable transactions was $_____ (____%) of which $_____ (____%) was directed to Smith Barney and executed by unaffiliated brokers and $____ (____%) of which was directed to other brokers.

                                                 Commissions



		           For Execution Only

	Total	To Smith Barney	    To Others

1994	$	3,703,484	               133,558*	3.61
3,569,926	   96.39
1995		2,907,454	                 38,786*	1.33
2,868,668	   98.67
1996		________                  	_____	  ___
_______  	___%


*	Directed to Smith Barney and executed by unaffiliated brokers.



	CUSTODIAN

     Portfolio securities and cash owned by the Fund are held in the custody of The Chase Manhattan Bank, Chase Metrotech Center, Brooklyn, New York 11245


	INDEPENDENT AUDITORS

     KPMG Peat Marwick LLP, 345 Park Avenue, New York, New York 10154, have been selected as the Fund's independent auditors for the Fund to examine and report on the financial statements and financial highlights of the Fund for its fiscal year ending October 31, 1996.



	VOTING

     As permitted by Maryland law, there will normally be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders. At that time, the directors then in office will call a shareholders' meeting for the election of directors. The directors must call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares of the Fund. At such a meeting, a director may be removed after the holders of record of not less than a majority of the outstanding shares of the Fund have declared that the director be removed either by declaration in writing or by votes cast in person or by proxy. The Fund will assist shareholders in calling such a meeting as required by the Act. Except as set forth above, the directors shall continue to hold office and may appoint successor directors.

     As used in the Prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Fund (or the affected Portfolio or class) or
(b) 67% or more of such shares present at a meeting if more than 50% of the outstanding shares of the Fund (or the affected Portfolio or class) are represented at the meeting in person or by proxy.

	Following are the names, addresses and percent of ownership of each person who owns of record or is known by the Fund to own of record of beneficially 5% or more of any Class of the European Portfolio as of January 31, 1995: Smith Barney Mutual Fund Management, Inc., Attn: Tom Reynolds, 388 Greenwich Street, 22nd Fl., New York, New York 10013 owned of record 119,116.926 shares (30.66%) of the outstanding Class A shares; Betty Comer Yoe, 2844 Shook Hill Rd., Birmingham, AL 35223-2617 beneficially owned 40,916.530 shares (10.53%) of the outstanding Class
A; Dr. Juda Jona and Susan R. Jona JTWROS, 2525 N. Terrace, Milwaukee,
WI 53211-3821 beneficially owned 7,742.520 shares (6.72%) of the Class C shares; Patrick D. Broe, Cust FBO, Sean Patrick Broe, 252 Clayton
Street, 4th Floor, Denver, CO 80206-4814, beneficially owned 10,328.223 shares (8.96%) of the outstanding Class C shares; Frontier Trust Company as TTEE, Orthopedic Therapy Inc. 401(k) in Care of the Barclay Group, Springhouse Corporate Center II, 323 Norristown Road, Ambler, PA 19002, beneficially owned 2, 230.583 shares (33.51%) of the outstanding Class B shares; Frontier Trust Company as TTEE, Gay Gillen Travel, Inc. 401(K), 1709 Rio Grande, Austin, TX, 78701, beneficially owned 1, 840.502 shares (27.65%) of the outstanding Class B shares; Tom T. Marumoto, 3037 11th Avenue, Los Angeles, CA, 90018-3334, beneficially owned 635.737 shares (9.55%) of the outstanding Class B shares; Mariaro F. Sanito, Smith
Barney Inc. IRA Custodian, 27629 North 72 Place, Scottsdale, AZ, 85255-1102, beneficially owned 633.914 shares (9.52%) of the outstanding Class
B; M.G. Parfett Consulting Inc., Smith Barney Prototype MP Plan, Michael
G. Parfett Trustee, 17 Grandview Drive, Holmdel, NJ 07733-2007, beneficially owned 617.899 shares (9.28%) of the outstanding Class B shares;
Fred W. Copley, Smith Barney Inc. IRA Custodian, 2627 Route 75, Kenova, WV, 25530-9791, beneficially owned 410.172 shares (6.16%) of the outstanding Class B shares; and Dr. Juda Jona, Smith Barney Inc.
Rollover Cust., 3057 N. Lake Drive, Milwaukee, WI, 53211-3403, beneficially owned 7,674.786 shares (6.66%) of the outstanding Class C shares.

	Following are the names, addresses and percent of ownership of each person who owns of record or is known by the Fund to own of record or beneficially 5% or more of any Class of the International Balanced Portfolio as of January 31, 1995: Ouzinkie Native Corporation, Attn:
William Anderson, Box 89, Ouzinkie, AK, 99644-0089, beneficially owned 21,115.911 shares (14.49%) of the outstanding Class B shares and Sharon Sackin, Smith Barney Inc. Rollover Cust., 3030 Brookdale Road, Studio
City, CA 91604-4217, beneficially owned 10,434.525 shares (7.16%) of the outstanding Class B shares.

	Following are the names, addresses and percent of ownership of each person who owns of record or is known by the Fund to own of record or beneficially 5% or more of any Class of the Pacific Portfolio as of
January 31, 1995:  BSDT Custodian, Orcutt Union School District 403-B-7
A/C William E. Eyler, 4641 Brandon Ct., Santa Maria, CA, 93455, beneficially owned 2,153.316 shares (11.08%) of the outstanding Class B shares; Xavier J. Padilla, Smith Barney Inc. Rollover Cust., 14436 Emory Drive, Whittier, CA, 90605-1111, beneficially owned 2,030.869 shares (10.45%) of the outstanding Class B shares; Eugene W. Kinaman Succ TTEE, FBO Nell V. Kinaman, UAD 11/09/88 Irrevocable Trust, Special Account,
2912 Via Pacheco, Palos Verdes Estates, CA, 90274, beneficially owned 1,418.353 shares (7.30%) of the outstanding Class B shares; Dr. Chaeryle
R. Hart, Smith Barney Inc. Sep. Custodian, U/P/O Dr. Cheryle R. Hart,
11525 Sunview Circle, Spokane, WA, 99206-5722, beneficially owned
1,323.919 shares (6.81%) of the outstanding Class B shares; Gary Tanouye and Alyce Tanouye Ten in Com., 10950 Owensmouth Ave., Chatsworth, CA, 91311-1342, beneficially owned 1,028.639 shares (5.30%) of the outstanding Class B shares; and Smith Barney Mutual Fund Management,
Inc., Attn: Tom Reynolds, 388 Greenwich Street, New York, NY  10013
owned of record 77,355 shares (14.75%) of the Class A shares.

	Following are the names, addresses and percent of ownership of each person who owns of record or is known by the Fund to own of record or beneficially 5% or more of any Class of the Global Government Bond Portfolio as of January 31, 1995: Algemeen Pensionfords Van de
Nederlandse Antillen, Attn. Dr. E. Profet, P.O. Box 502, Willemstad, Curacao, The Netherlands Antilles beneficially owned 248,157.972 shares (98.09%) of the outstanding Class Y shares; SRS. of Providence
Community, Support Trust - Int'l Inv., Generalate - Finance Office,
Owens Hall, St. Mary of the W in 47876-1096, beneficially owned
314,440.235 shares (5.11%) of the outstanding Class A shares; Mr.
Raymond M. Bdaz, Smith Barney Inc. IRA Custodian, 34 Oliver Court,
Signal Mountain, TN 37377-2317, beneficially owned 3,914.729 shares (31.20%) of the outstanding Class B shares; George E. Meyers TTEE,
George E. Meyers REV LIV Trust, D/T/D 01/26/94, FBO George E. Meyers,
9441 West Butte Road, Live Oak, CA, 95953-9522, beneficially owned 3,305.891 shares (26.35%) of the outstanding Class B shares; Phillip B. Swain TTEE, FBO Georgian D. Ireland, U/A/D 06/30/76, FBO Michael D. Ireland, 109 Mahanolia Hill Road, Bethlehem, CT, 06751-1812, beneficially owned 1,296.451 shares (10.33%) of the outstanding Class B shares; Harriet Eisner & Ilene Egert & Steven Haas, JTWROS, 2801 N.E.
183RD Street, Apt.#1807, No. Miami Beach, FL, 33160-2133, beneficially owned 1,291.990 shares (10.30%) of the outstanding Class B shares; and Vicki Osborne Hulet, TTEE, U/A/D 9/26/94, FBO Marie Sunshine Osborne,
P.O. Box 2334, Idaho Falls, ID, 83403-2334, beneficially owned 1,172.059 shares (9.34%) of the outstanding Class B shares.

	Following are the names, addresses and percent of ownership of each person who owns of record or is known by the Fund to own of record or beneficially 5% or more of any Class of the International Equity
Portfolio as of January 31, 1995: Northern Trust As Trustee, FBO USAA Retirement Plan, P.O. Box 92956, Chicago, IL 60675, beneficially owned 979,488.447 shares (19.40%) of the outstanding Class Y shares; Grand
Lodge of Free & Accepted, Masons of Pennsylvania, c/o Smith Barney,
Inc., 1345 Ave. of the Americans, Attn: Robert Barrel, New York, New
York, 10105, beneficially owned 700,031.334 shares (13.87%) of the outstanding Class Y shares; Northern Trust As Trustee, FBO USAA, Savings
& Investment Plan Trust, P.O. Box 92956, beneficially owned 637,565.730 shares (12.63%) of the outstanding Class Y shares; The Phoenix Insurance Co., One Tower Square, Hartford, CT 06183-2030, beneficially owned 554,937.778 shares (10.99%) of the outstanding Class Y shares; Blue
Cross of Washington and Alaska, 7001 - 220th Street SW, Mountlake
Terrace, WA, 98043-2124, beneficially owned 551,025.526 shares (10.91%) of the outstanding Class Y shares; Memphis Light Gas & Water, Division Retirement & Pension System, 220 S Main P.O. Box 430, Memphis, TN,
38101, beneficially owned 529,262.069 shares (10.48%) of the outstanding Class Y shares; American Bar Endowment, Attn: Tom Rogers, 750 North Lake Shore Drive, Chicago, IL, 60611, beneficially owned 345,609.207 shares (6.85%) of the outstanding Class Y shares; 8 Calmont & Company, & Wells Fargo Bank NA, FDS ACCTG MAC# 0103-174, Attn: Brigid Breen, 525 Market Street, San Francisco, CA, 94163, beneficially owned 335,679.532 shares (6.65%) of the outstanding Class Y shares; and 1 Citibank NA TRUSTEE,
Smith Barney Harris Upham & Co. Inc., 401 K Savings Plan, 111 Wall
Street, 20th Floor, Attn: N. Kronenberg, New York, NY, 10043, beneficially owned 4,375,043.123 shares (100%) of the outstanding Class
Y shares.


	FINANCIAL STATEMENTS

     The following financial information is hereby incorporated by reference to the indicated pages of the Fund's 1994 Annual Report to Shareholders, copies of which are furnished with this Statement of Additional Information.


	Page(s) in	Page(s) in	Page(s) in
	Annual Report	Annual Report	Annual Report
	(Int'l Equity)	(Global Gov't)	(European,
			Pacific &
			Int'l Bal'd)
Average Annual Total Return	 3 	 3	   4-8
Line Graph Showing Growth of
     $10,000 Investment						 . 4	4	   5-9
Statement of Assets and Liabilities	13	6	19
Statement of Operations	14	7	20
Statement of Changes in Net Assets	15	8	21
Notes to Financial Statements	16-19	 9-13	22-27
Financial Highlights	20-22	14-15	28-30
Independent Auditors' Report	23	16	31



APPENDIX - RATINGS OF DEBT OBLIGATIONS


BOND (AND NOTE) RATINGS

Moody's Investors Service, Inc.

     Aaa - Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in "Aaa" securities.

     A - Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

    Baa - Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B - Bonds that are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Caa - Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

    Ca - Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

    C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies the numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Corporation

     AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A - Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB - Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B and CCC - Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree if speculation than B and CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     C - The rating C is reserved for income bonds on which no interest is being paid.

     D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA-Prime Grade category.

COMMERCIAL PAPER RATINGS
Moody's Investors Service, Inc.

     Issuers rated "Prime-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated "Prime-2" (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.
This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's Corporation

     A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

     A-2 - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.



PART C Other Information

Item 24.		Financial Statements and Exhibits

(a)	Financial Statements

Location in:

			Part A		Part B


					Annual

					Report

	Statements of Assets and Liabilities	--		*

	Statements of Operations	--		*

	Statements of Changes in Net Assets	--      		*

	Notes to Financial Statements	--		*



* The Registrant's Annual Reports for the fiscal year ended October 31, 1995 and the Reports of Independent Accountants dated December 28, 1995 are incorporated by reference to the N-30D filed on January 10, 1996 as Accession # 0000091155-96-14.

All other statements and schedules are omitted because they are not applicable or the required information will be shown in the financial statements or notes thereto.

(b)		Exhibits

(1)		(a)	Articles of Incorporation (1)
		(b)	Articles Supplementary to Articles of Incorporation
for International Equity Portfolio (2)
		(c)	Articles of Amendment to the Articles of
Incorporation for the Fund dated November 10, 1992
(3)
		(d)	Articles Supplementary to Articles of Incorporation
for the Fund dated December 8, 1992 (3)
		(e)	Articles Supplementary to Articles of Incorporation
for Pacific Portfolio and European Portfolio(10)
		(f)	Articles Supplementary to Articles of Incorporation
for International Balanced Portfolio (11)
		(g)	Form of Articles Supplementary to Articles of
Incorporation for Emerging Markets Portfolio(12)
		(h)	Articles of Amendment to the Articles of
Incorporation for the Fund dated June 4, 1991(13)
		(i)	Articles Supplementary to Articles of Incorporation
for the Fund dated July 13, 1994 (13)
		(j)	Articles of Amendment to Articles of Incorporation
for the Fund dated November 3, 1994(13)
		(k)	Articles of Amendment to Articles of Incorporation
for the Fund dated November 3, 1994(13)
		(l)	Articles Supplementary to Articles of Incorporation
for the Fund dated November 3, 1994(13)
		(m)	Articles Supplementary to Articles of Incorporation
for Emerging Markets Portfolio dated November 10,
1994(13)

(2)		Bylaws (4)
(3)		None
(4)		Form of Stock Certificates for the
International Equity Portfolio, the Global
Government Bond Portfolio, the Pacific
Portfolio and the European Portfolio (9)

(5)		Form of Management Agreement
		(a)	--Global Government Bond Portfolio (4)
		(b)	--International Equity Portfolio (5)
		(c)	--Pacific Portfolio (11)
		(d)	--European Portfolio (11)
		(e)	--International Balanced Portfolio (11)
		(f)	--Emerging Markets Portfolio(12)
		(g)	Form of Subadvisory Agreement (4)
(6)		(i)	Form of Distribution Agreement (5)
		(ii)	Form of Selling Group Agreement (5)
(7)		Not applicable
(8)		(i)	Form of Custodian Agreement (*)
		(ii)	Form of Transfer Agency Agreement (4)
(9)		Not applicable
(10)		Opinion and Consent of Counsel (6)
(11)		(i)	Auditor's Report (See the Annual Report to
Shareholders which is incorporated by reference in
the Statement of Additional Information)
		(ii)	Auditors' Consent
(12)		Not applicable
(13)		Form of Subscription Agreement (4)
(14)		IRA Agreement (6)
(15)		Rule 12b-1 Plan of Distribution
		(a) Global Government Bond Portfolio (4)
		(b) International Equity Portfolio (5)
		(c) Rule 12b-1 Plan of Distribution for the Fund on behalf of the Global Government Bond Portfolio (7)
		(d) Rule 12b-1 Plan of Distribution for the Fund on behalf of the International Equity Portfolio (7)
		(e) Rule 12b-1 Plan of Distribution for the Fund on behalf of the Pacific Portfolio (11)
		(f) Rule 12b-1 Plan of Distribution for the Fund on behalf of the European Portfolio (11)
		(g) Rule 12b-1 Plan of Distribution for the Fund on behalf of the International Balanced Portfolio (11)
		(h) Rule 12b-1 Plan of Distribution for the Fund on behalf of the Emerging Markets Portfolio(12)
(16)		Schedule of Performance Quotations (8)

		(1) Previously filed on March 25, 1991.
		(2) Previously filed on September 24, 1992.
		(3) Previously filed on December 21, 1992.
		(4) Previously filed on May 27, 1991.
		(5) Previously filed on August 8, 1991.
		(6) Previously filed on June 17, 1991.
		(7) Previously filed on April 30, 1993.
		(8) Previously filed on January 17, 1992.
		(9) Previously filed on November 5, 1993.
		(10)Previously filed on January 4, 1994.
		(11)Previously filed on July 27, 1994.
		(12)Previously filed on October 31, 1994.
		(13)Previously filed on February 28, 1995.
		*Filed herewith.

Item 25.		Persons Controlled by or under Common Control with
Registrant

		None.

Item 26.		Number of Holders of Securities
					Number of Record holders
		Title of Class		 On    February 2, 1997

		Global Government Bond Portfolio	   _______
		International Equity Portfolio	   _______
		Pacific Portfolio		   _______
		European Portfolio		   _______
		International Balanced Portfolio	   _______
		Emerging Markets Portfolio		   _______

Item 27.		Indemnification

		Reference is made to Article IX, or Registrant's Articles of Incorporation for a complete statement of its terms.

		Registrant is a named assured on a joint insured bond pursuant to Rule 17g-1 of the Investment Company Act of 1940. Other assureds include Smith, Barney Mutual Funds
Management, Inc. (Registrant's Adviser) and affiliated investment companies.

Item 28.		Business and other Connections of Investment Adviser

	See the material under the caption "Management of the Fund"
included 	in Part A (Prospectus) of this Registration Statement
and the material appearing under the caption "Management Agreement"
included in Part 	B (Statement of Additional Information) of this
Registration Statement.

Information as to the Directors and Officers of Smith Barney Mutual Funds Management Inc. is included in its Form ADV (File No. 801-
8314), filed with the Commission, which is incorporated herein by reference thereto.


Item 29.	Principal Underwriters

		(a) Smith Barney Inc. ("Smith Barney ") also acts as principal underwriter for Smith Barney Money Funds, Inc.; Smith Barney Muni Funds; Smith Barney Funds, Inc., Smith Barney Variable Account Funds; Smith Barney Intermediate Municipal Fund, Inc., Smith Barney Municipal Fund, Inc., High Income Opportunity Fund Inc.,
       Travelers Series Fund Inc.,        , Greenwich Street California
Municipal Fund Inc., The Inefficient-Market Fund, Inc., Smith Barney Adjustable Rate Government Income Fund, Smith Barney Equity Funds, Smith Barney Income Funds, Smith Barney Massachusetts Municipals Fund, Zenix Income Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney Principal Return Fund, Municipal High Income Fund Inc., The Trust for TRAK Investments, Smith Barney Series Fund, Smith Barney
   Investment     Trust,  Smith Barney Oregon Municipals Fund Inc.,
Smith Barney Municipal Money Market Fund, Inc., Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Fundamental Value Fund Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Natural Resources Fund Inc., Smith Barney Investment Funds
Inc., Smith Barney     Institutional Cash Management Fund Inc.    , The
Italy Fund Inc., Smith Barney Telecommunications Trust, Managed Municipals Portfolio Inc., Managed Municipals Portfolio II Inc., Smith Barney Concert Series Inc., Managed High Income Portfolio Inc. and Greenwich Street Municipal fund Inc.

	 	(b) The information required by this Item 29 with respect to each director and officer of Smith Barney is incorporated by reference to
Schedule A of Form BD filed by Smith Barney pursuant to the Securities
Exchange   Act of 1934 (SEC File No. 8-8177)

		 (c) Not applicable



	Item 30.	 Location of Accounts and Records

			   The Chase Manhattan Bank of New York, 4 Chase Metrotech
Center, Brooklyn, New York 11245    , and First Data
Investor Services Group, Inc., 53 State Street, Boston,
Massachusetts 02109, will maintain the custodian and the shareholder servicing agent records, respectively, required by Section 31(a).

			 All other records required by Section 31 (a) are
maintained at the offices of the Registrant at 388 Greenwich
Street, New York, New York 10013 (and   preserved for the
period specified by Rule 31a-2).



	Item 31.	 Management Services

			 Not applicable

	Item 32.	 Undertakings


			(a) Not applicable

			(b) Registrant undertakes, if requested to do so by holders
of at least 10% of Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the
questions of removal of a director or directors and to assist in communications with other shareholders as required by
Section 16(c).

			(c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest report to shareholders, upon request and without charge.




SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective
Amendment to the Registration Statement pursuant to Rule 485   (a)
under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of New York and State of New
York on the 27th day of    December,     1996.

							SMITH BARNEY WORLD FUNDS, INC.

							BY /s/ Heath B. McLendon
							   Heath B. McLendon,
							    Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title
	Date


/s/ Heath B. McLendon	Director, and
(Heath B. McLendon)	Chief Executive Officer
   12/27/96


/s/ Jessica M. Bibliowicz    	President and Director
(Jessica Bibliowicz)


Victor Atkins*       	Director
(Victor Atkins)


Robert Belfer*          	Director
(Robert Belfer)


Alger Chapman*          	Director
(Alger Chapman)

Robert Frankel*         	Director
(Robert Frankel)

Rainer Greeven*         	Director
(Rainer Greeven)


Susan M. Heilbron *	Director
(Susan M. Heibron)


Bruce D. Sargent*  	Director
(Bruce D. Sargent)


James M. Shuart*   	Director
(James M. Shuart)


/s/ Lewis E. Daidone	Treasurer and Principal
   12/27/96
(Lewis E. Daidone)	Financial Officer



*By:/s/ Christina T. Sydor		 	   12/27/96
      Christina T. Sydor
      Pursuant to Power of Attorney

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g:\funds\sbwf\1996\secdocs\pea18.doc